UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03451

SEI Daily Income Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: January 31, 2016

Date of reporting period: July 31, 2015

Item 1.	Reports to Stockholders.

July 31, 2015

SEMI-ANNUAL REPORT

SEI Daily Income Trust

➤ Money Market Fund

➤ Government Fund

➤ Government II Fund

➤ Prime Obligation Fund

➤ Treasury Fund

➤ Treasury II Fund

➤ Ultra Short Duration Bond Fund

➤ Short-Duration Government Fund

➤ Intermediate-Duration Government Fund

➤ GNMA Fund

TABLE OF CONTENTS

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Since the Funds in SEI Daily Income Trust typically hold only fixed income securities, they generally are not expected to hold securities for which they may be required to vote proxies. Regardless, in light of the possibility of the possibility that a Fund could hold a security for which a proxy is voted, the Trust has adopted proxy voting policies. A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolios securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

Money Market Fund

July 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

CERTIFICATES OF DEPOSIT — 33.1%
ANZ New Zealand International
0.269%, 08/05/15 (A)	$2,000	$2,000
0.349%, 08/29/15 (A) (C)	1,452	1,452
Bank of Montreal
0.278%, 08/04/15 (A)	2,000	2,000
0.210%, 09/10/15	2,820	2,820
0.190%, 09/14/15	1,850	1,850
0.190%, 09/15/15	2,000	2,000
Bank of Nova Scotia
0.260%, 08/01/15 (A)	1,000	1,000
0.250%, 08/01/15 (A)	2,700	2,700
0.289%, 08/04/15 (A)	101	101
0.298%, 08/09/15 (A)	286	286
0.279%, 09/04/15 (A)	2,000	2,000
Bank of Tokyo-Mitsubishi UFJ NY
0.327%, 08/01/15 (A)	1,200	1,200
0.317%, 08/01/15 (A)	2,300	2,300
0.250%, 09/08/15	3,000	3,000
BMO Harris Bank
0.300%, 08/03/15	135	135
BNZ International Funding
0.347%, 08/02/15 (A)	1,102	1,102
DNB Bank
0.120%, 08/05/15	7,600	7,600
Fairway Finance LLC
0.268%, 08/20/15 (A)	355	355
HSBC Bank
0.200%, 08/10/15	2,000	2,000
0.230%, 09/01/15	1,000	1,000
JPMorgan Securities LLC
0.287%, 08/01/15 (A)	1,000	1,000
0.338%, 08/04/15 (A)	1,500	1,500
0.308%, 08/04/15 (A)	1,700	1,700
0.331%, 08/31/15 (A)	1,000	1,000
Mizuho Bank
0.260%, 08/07/15	2,000	2,000
0.270%, 08/11/15	1,264	1,264
0.260%, 09/08/15	3,000	3,000
0.270%, 09/25/15	1,450	1,450
National Bank of Canada
0.320%, 08/20/15	340	340
Old Line Funding
0.281%, 08/03/15 (A)	830	830
0.370%, 08/08/15 (A)	2,000	2,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

0.367%, 08/08/15 (A)	$527	$527
0.277%, 08/20/15 (A)	1,000	1,000
0.275%, 08/20/15 (A)	1,000	1,000
State Street Bank
0.347%, 08/11/15 (A)	1,000	1,000
0.327%, 08/15/15 (A)	3,000	3,000
0.329%, 08/06/15 (A)	2,000	2,000
Sumitomo Mitsui Banking
0.337%, 08/15/15 (A)	1,082	1,082
0.335%, 08/23/15 (A)	250	250
0.280%, 10/02/15	1,296	1,296
Svenska Handelsbanken
0.205%, 09/01/15	4,300	4,300
0.245%, 09/30/15	3,582	3,582
0.245%, 10/09/15	427	427
Toronto-Dominion Bank
0.220%, 09/17/15	2,000	2,000
0.280%, 09/18/15	1,500	1,500
Toyota Motor Credit
0.267%, 08/02/15 (A)	1,300	1,300
0.268%, 08/19/15 (A)	1,055	1,055
0.271%, 08/27/15 (A)	710	710
Wells Fargo Bank
0.290%, 08/01/15 (A)	202	202
0.260%, 08/01/15 (A)	2,000	2,000
0.250%, 08/01/15 (A)	2,000	2,000
0.250%, 08/01/15 (A)	1,300	1,300
0.250%, 08/01/15 (A)	1,300	1,300
0.260%, 08/03/15	819	819
0.268%, 08/07/15 (A)	1,000	1,000
0.268%, 08/08/15 (A)	1,000	1,000

Total Certificates of Deposit (Cost $88,635) ($ Thousands)		88,635

TIME DEPOSITS — 21.8%
Australia & New Zealand Banking Group NY
0.080%, 08/03/15	8,000	8,000
Bank of Montreal
0.278%, 08/04/15 (A)	1,583	1,583
Citibank
0.090%, 08/03/15	12,000	12,000
Lloyds Bank PLC
0.060%, 08/03/15	12,887	12,887
Skandinaviska Enskilda Banken
0.080%, 08/03/15	12,000	12,000
Swedbank
0.070%, 08/03/15	12,000	12,000

Total Time Deposits (Cost $58,470) ($ Thousands)		58,470

COMMERCIAL PAPER — 18.2%
Albion Capital LLC
0.240%, 08/17/15 (C) (D)	1,000	1,000

SEI Daily Income Trust / Semi-Annual Report / July 31, 2015	1

SCHEDULE OF INVESTMENTS (Unaudited)

Money Market Fund (Continued)

July 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

0.210%, 08/26/15 (C) (D)	$1,000	$1,000
0.230%, 09/16/15 (C) (D)	445	445
BNZ International Funding
0.230%, 09/14/15 (C) (D)	3,000	2,999
Caisse Centrale Desjardins
0.220%, 09/14/15 (C) (D)	674	674
Chariot Funding LLC
0.330%, 11/30/15 (C) (D)	2,309	2,306
0.401%, 12/16/15 (C) (D)	3,000	2,995
CRC Funding
0.200%, 09/14/15 (C) (D)	698	698
Fairway Finance LLC
0.271%, 08/29/15 (A) (C) (D)	710	710
0.280%, 09/03/15 (C) (D)	399	399
JPMorgan Securities LLC
0.300%, 08/03/15 (C) (D)	1,000	1,000
0.270%, 09/08/15 (C) (D)	1,000	1,000
0.310%, 10/13/15 (C) (D)	2,500	2,498
Jupiter Securitization
0.331%, 11/30/15 to 12/01/15 (C) (D)	2,802	2,799
0.371%, 12/08/15 (C) (D)	1,000	999
Liberty Street Funding
0.300%, 10/26/15 (C) (D)	550	549
0.391%, 11/30/15 (C) (D)	719	718
0.381%, 12/03/15 to 12/21/15 (C) (D)	3,438	3,432
Manhattan Asset Funding
0.250%, 08/31/15 to 09/18/15 (B) (C) (D)	1,592	1,592
0.260%, 09/02/15 to 09/03/15 (C) (D)	2,200	2,199
0.220%, 09/15/15 (C) (D)	676	676
National Bank of Canada
0.300%, 09/17/15 (C) (D)	500	500
0.280%, 09/17/15 (C) (D)	3,000	2,999
Old Line Funding
0.240%, 09/04/15 to 09/10/15 (C) (D)	1,844	1,844
0.230%, 09/09/15 (C) (D)	410	410
Svenska Handelsbanken
0.210%, 09/08/15 (C) (D)	395	395
Thunder Bay Funding LLC
0.240%, 08/31/15 (C) (D)	568	568
0.230%, 09/08/15 to 09/09/15 (C) (D)	3,260	3,259
0.280%, 09/21/15 (C) (D)	753	753
0.401%, 12/01/15 (C) (D)	259	258
Toyota Motor Credit
0.200%, 09/14/15 (C) (D)	1,236	1,236
Victory Receivables
0.230%, 09/15/15 (C) (D)	1,000	1,000
Westpac Securities NZ
0.278%, 08/10/15 (A) (C) (D)	1,500	1,500

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Working Capital Management
0.230%, 09/02/15 (C) (D)	$400	$400
0.210%, 09/03/15 to 09/08/15 (C) (D)	2,347	2,347
0.200%, 09/09/15 (C) (D)	690	690

Total Commercial Paper (Cost $48,847) ($ Thousands)		48,847

CORPORATE OBLIGATIONS — 4.3%
American Honda Finance MTN
1.000%, 08/11/15 (B)	245	245
ANZ New Zealand International
1.850%, 10/15/15 (B)	375	376
Bank of Montreal
0.350%, 08/23/15 (A)	1,000	1,000
Bank of Nova Scotia
0.340%, 09/25/15 (A)	2,000	2,000
Caisse Centrale Desjardins
2.650%, 09/16/15 (B)	289	290
Canadian Imperial Bank Commerce
2.350%, 12/11/15	412	415
National Australia Bank
2.750%, 09/28/15 (B)	145	146
Shell International
0.349%, 08/10/15 (A)	378	378
Toronto-Dominion Bank
0.338%, 08/07/15 (A)	2,377	2,377
Wells Fargo Bank
0.330%, 08/09/15 (A)	3,000	3,000
Westpac Banking
3.000%, 08/04/15	913	913
1.125%, 09/25/15	316	316

Total Corporate Obligations (Cost $11,456) ($ Thousands)		11,456

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.6%
FFCB
0.200%, 08/01/15 (A)	760	760
0.207%, 08/11/15 (A)	2,190	2,191
0.182%, 08/16/15 (A)	2,700	2,700
0.237%, 08/24/15 (A)	1,110	1,110
FNMA
0.207%, 08/15/15 (A)	240	240

Total U.S. Government Agency Obligations (Cost $7,001) ($ Thousands)		7,001

MUNICIPAL BONDS — 1.4%

Arizona — 0.2%
Pima County, Industrial Development Authority, RB
0.240%, 08/05/15 (A)	600	600

2	SEI Daily Income Trust / Semi-Annual Report / July 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Iowa — 0.2%
Iowa State, Finance Authority, Ser C, RB
0.110%, 08/06/15 (A)	$765	$765
Iowa State, Finance Authority, Ser G, RB
0.110%, 08/06/15 (A)	15	15

		780

Massachusetts — 0.1%
Simmons College, Higher Education Authority, RB
0.140%, 08/06/15 (A)	185	185

Michigan — 0.4%
Kent, Hospital Finance Authority, Ser C, RB
0.020%, 08/05/15 (A)	1,005	1,005

Minnesota — 0.3%
Minnesota State, Office of Higher Education, Ser A, RB
0.120%, 08/06/15 (A)	700	700

New Hampshire — 0.1%
New Hampshire State, Health & Education Facilities Authority, Dartmouth College Project, Ser C, RB
0.140%, 08/05/15 (A)	190	190

New Jersey — 0.1%
North Hudson Sewage Authority, RB
0.120%, 08/06/15 (A)	150	150

New York — 0.0%
New York State, Housing & Finance Authority, RB
0.220%, 08/04/15 (A)	105	105

Total Municipal Bonds (Cost $3,715) ($ Thousands)		3,715

REPURCHASE AGREEMENTS — 14.6%
Goldman Sachs 0.140%, dated 07/31/15, to be repurchased on 08/03/15, repurchase price $8,118,095 (collateralized by various FNMA and FMAC obligations, ranging in par value $410,929 - $7,202,407, 2.351% - 3.500%, 11/01/26 - 06/01/45; with total market value $8,280,457) (E)	8,118	8,118

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Mistubishi 0.120%, dated 07/31/15, to be repurchased on 08/03/15, repurchase price $4,047,040 (collateralized by various FNMA obligations, ranging in par value $492,078 - $5,869,091, 3.000% - 3.500%, 07/01/26 - 07/01/43; with total market value $4,127,982) (E)	$4,047	$4,047
RBC Capital 0.150% dated 07/30/15, to be repurchased on 08/06/15, repurchase price $1,991,058 (collateralized by various corporate obligations*, ranging in par value $1,000 - $1,223,406, 0.436% - 6.375%, 07/15/16 - 03/15/24, with total market value of $2,090,783) (E)	1,991	1,991
RBC Capital 0.140%, dated 07/31/15, to be repurchased on 08/03/15, repurchase price $7,750,090 (collateralized by various FMAC, FNMA, and GNMA obligations, ranging in par value $1,000 - $3,362,543, 1.625% - 4.500%, 05/01/26 - 07/20/45; with total market value $7,905,092) (E)	7,750	7,750
TD Securities 0.150% dated 07/31/15, to be repurchased on 08/03/15, repurchase price $7,750,097 (collateralized by a FMAC obligation, par value $8,936,233, 3.500%, 11/02/42, with total market value of $7,905,099) (E)	7,750	7,750
Wells Fargo 0.130%, dated 07/28/15, to be repurchased on 08/04/15, repurchase price $357,009 (collateralized by a U.S. Treasury Note, par value $357,900, 2.000%, 04/30/16, with total market value $364,219) (E)	357	357
Wells Fargo 0.130%, dated 07/29/15, to be repurchased on 08/05/15, repurchase price $1,413,036 (collateralized by a U.S. Treasury Note, par value $1,416,300, 2.000%, 04/30/16, with total market value $1,441,306) (E)	1,413	1,413

SEI Daily Income Trust / Semi-Annual Report / July 31, 2015	3

SCHEDULE OF INVESTMENTS (Unaudited)

Money Market Fund (Concluded)

July 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wells Fargo 0.160%, dated 07/31/15, to be repurchased on 08/03/15, repurchase price $7,750,103 (collateralized by a U.S. Treasury Note, par value $7,768,000, 2.000%, 04/30/16, with total market value $7,905,152) (E)	$7,750	$7,750

Total Repurchase Agreements (Cost $39,176) ($ Thousands)		39,176

Total Investments — 96.0% (Cost $257,300)($ Thousands)		$257,300

*	A summary of the corporate obligations used to collateralize repurchase agreements entered into by the Fund at July 31, 2015, is as follows:

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)
RBC Capital	AGL Capital	6.375%	07/15/16	$1
	Amgen	2.200	05/22/19	94
	BNP Paribas	2.450	03/17/19	529
	Caterpillar Financial Services	0.435	08/28/15	17
	CDK Global	4.500	10/15/24	1
	Hospitality	5.000	08/15/22	1,223
	Hydro-Queen	9.400	02/01/21	2
	KKR Group	6.375	09/29/20	1
	McKesson	3.796	03/15/24	10
	Morgan Stanley	2.800	06/16/20	31
	Province of Ontario Canada	2.500	09/10/21	80
	Verizon Communications	2.450	11/01/22	13

Percentages are based on Net Assets of $268,063 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2015. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	The rate reported is the effective yield at time of purchase.

(D)	Securities are held in connection with a letter of credit issued by a major bank.

(E)	Tri-Party Repurchase Agreement.

FFCB — Federal Farm Credit Bank

FMAC — Financial Management Advisory Committee

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

As of July 31, 2015, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

As of July 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. As of July 31, 2015, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

4	SEI Daily Income Trust / Semi-Annual Report / July 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Government Fund

July 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 37.2%
FFCB
0.210%, 08/01/15 (A)	$1,710	$1,710
0.187%, 08/01/15 (A)	10,527	10,527
0.250%, 08/01/15 (A)	310	310
0.187%, 08/01/15 (A)	5,540	5,540
0.200%, 08/01/15 (A)	13,480	13,480
0.212%, 08/02/15 (A)	1,750	1,750
0.215%, 08/03/15 (A)	1,705	1,706
0.165%, 08/03/15 (A)	4,000	4,000
0.205%, 08/03/15 (A)	15,738	15,741
0.160%, 08/03/15 (A)	855	855
0.218%, 08/05/15 (A)	3,770	3,772
0.198%, 08/06/15 (A)	5,821	5,821
0.283%, 08/06/15 (A)	490	491
0.206%, 08/08/15 (A)	2,385	2,385
0.217%, 08/08/15 (A)	3,420	3,421
0.187%, 08/08/15 (A)	706	706
0.179%, 08/09/15 (A)	12,335	12,335
0.207%, 08/11/15 (A)	3,605	3,606
0.217%, 08/11/15 (A)	4,030	4,032
0.212%, 08/13/15 (A)	175	175
0.217%, 08/13/15 (A)	37,345	37,375
0.206%, 08/14/15 (A)	8,250	8,251
0.182%, 08/16/15 (A)	8,170	8,170
0.196%, 08/17/15 (A)	1,940	1,940
0.226%, 08/17/15 (A)	4,525	4,525
0.300%, 08/17/15	1,000	1,000
0.236%, 08/17/15 (A)	2,370	2,371
0.198%, 08/18/15 (A)	1,090	1,090
0.218%, 08/18/15 (A)	3,000	3,000
0.158%, 08/19/15 (A)	6,895	6,894
0.188%, 08/19/15 (A)	4,330	4,330
0.278%, 08/19/15 (A)	8,960	8,966
0.188%, 08/20/15 (A)	7,000	7,000
0.218%, 08/20/15 (A)	11,337	11,344
0.258%, 08/20/15 (A)	5,027	5,030
0.214%, 08/22/15 (A)	2,979	2,979
0.190%, 08/23/15 (A)	5,900	5,899
0.237%, 08/24/15 (A)	958	958
0.227%, 08/24/15 (A)	1,900	1,900
0.232%, 08/24/15 (A)	8,240	8,245
0.221%, 08/25/15 (A)	13,989	14,001
0.210%, 08/26/15 (A)	895	895
0.221%, 08/26/15 (A)	175	175
0.209%, 08/29/15 (A)	6,000	6,001
0.250%, 09/10/15	13,365	13,365
1.500%, 11/16/15	275	276
4.875%, 12/16/15	5,656	5,755
0.440%, 12/28/15	2,000	2,002

Description	Face Amount ($ Thousands)	Value ($ Thousands)

FHLB
0.220%, 08/01/15 (A)	$4,180	$4,180
0.125%, 08/04/15	15,295	15,295
1.630%, 08/20/15	350	350
0.190%, 08/21/15	29,240	29,242
0.210%, 08/26/15	9,660	9,661
1.350%, 08/28/15	35	35
0.375%, 08/28/15	5,935	5,936
1.750%, 09/11/15	275	276
2.875%, 09/11/15	5,195	5,211
0.130%, 09/11/15	3,465	3,465
4.750%, 09/11/15	1,740	1,749
0.200%, 09/15/15	35,165	35,169
0.480%, 09/18/15	355	355
0.100%, 09/23/15	18,755	18,754
0.160%, 09/25/15	215	215
0.150%, 10/02/15	4,460	4,460
FHLB DN
0.065%, 08/07/15 (B)	25,000	25,000
0.145%, 08/09/15 (A) (B)	7,915	7,915
0.090%, 09/11/15 (B)	675	675
0.075%, 09/17/15 (B)	9,955	9,954
0.160%, 10/07/15 (B)	8,465	8,463
0.155%, 10/14/15 (B)	3,880	3,879
FHLMC
0.192%, 08/13/15 (A)	12,000	11,998
0.167%, 08/16/15 (A)	10,125	10,125
0.500%, 08/28/15	26,549	26,556
0.450%, 09/04/15	13,975	13,980
1.750%, 09/10/15	41,427	41,499
0.420%, 09/18/15	22,894	22,902
4.750%, 11/17/15	3,769	3,819
FHLMC DN
0.160%, 09/11/15 (B)	29,875	29,870
0.071%, 10/05/15 (B)	24,000	23,997
0.240%, 11/04/15 (B)	6,505	6,501
0.251%, 12/07/15 (B)	5,499	5,494
FHLMC MTN
0.500%, 09/25/15	10,145	10,151
FNMA
0.460%, 08/01/15 (A)	2,465	2,467
2.150%, 08/04/15	4,296	4,297
0.207%, 08/15/15 (A)	8,442	8,444
0.207%, 08/16/15 (A)	7,695	7,696
2.000%, 08/18/15	2,499	2,501
0.200%, 08/25/15 (A)	3,360	3,360
0.210%, 08/26/15 (A)	565	565
0.670%, 08/26/15	510	510
0.205%, 08/26/15 (A)	4,000	3,999
0.350%, 08/28/15	4,980	4,981
1.875%, 09/09/15	2,165	2,170
2.200%, 09/16/15	2,565	2,572
0.500%, 09/28/15	48,890	48,919
4.375%, 10/15/15	4,089	4,124

SEI Daily Income Trust / Semi-Annual Report / July 31, 2015	5

SCHEDULE OF INVESTMENTS (Unaudited)

Government Fund (Concluded)

July 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

1.625%, 10/26/15	$1,590	$1,595
0.375%, 12/21/15	6,557	6,561
FNMA DN
0.150%, 09/23/15 (B)	535	535

Total U.S. Government Agency Obligations (Cost $768,527) ($ Thousands)		768,527

REPURCHASE AGREEMENTS — 56.5%
Bank of Nova Scotia 0.160%, dated 07/31/15, to be repurchased on 08/03/15, repurchase price $50,000,667 (collateralized by various FMAC, FHLB, and GNMA obligations, ranging in par value $10,000 - $35,233,107, 1.050% - 4.805%, 09/10/15 - 07/20/62; with total market value $51,004,642) (C)	50,000	50,000
Goldman Sachs 0.120%, dated 07/31/15, to be repurchased on 08/03/15, repurchase price $460,004,600 (collateralized by various FMAC, FNMA, FCSB, FHLB and FICO obligations, ranging in par value $1,000 - $89,465,000, 0.000% - 9.650%, 09/08/15 - 08/27/32; with total market value $469,205,335) (C)	460,000	460,000
Mitsubishi 0.110%, dated 07/31/15, to be repurchased on 08/03/15, repurchase price $450,004,125 (collateralized by FMAC, FNMA, FHLB, FCSB, GNMA and U.S. Treasury Notes, ranging in par value $100 - $349,373,730, 0.000% - 8.875%, 08/05/15 - 02/15/45, with total market value $459,004,271) (C)	450,000	450,000
TD Securities 0.130% dated 07/31/15, to be repurchased on 08/03/15, repurchase price $100,001,083 (collateralized by U.S. Treasury Notes, ranging in par value $400 - $99,687,900, 1.250% - 3.000%, 10/31/15 - 05/15/45, with total market value of $102,001,165) (C)	100,000	100,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

TD Securities 0.120%, dated 07/31/15, to be repurchased on 08/03/15, repurchase price $110,001,100 (collateralized by a U.S. Treasury Notes, par value $113,752,800, 2.000%, 02/15/25, with total market value $112,201,129) (C)	$110,000	$110,000

Total Repurchase Agreements (Cost $1,170,000) ($ Thousands)		1,170,000

Total Investments — 93.7% (Cost $1,938,527)($ Thousands)		$1,938,527

Percentages are based on Net Assets of $2,069,769 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2015. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Tri-Party Repurchase Agreement.

DN — Discount Note

FCSB — Federal Farm Credit Banks Consolidated Systemwide Bonds

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Fair Isaac Credit Organization

FMAC — Financial Management Advisory Committee

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

MTN — Medium Term Note

As of July 31, 2015, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

As of July 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. As of July 31, 2015, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

6	SEI Daily Income Trust / Semi-Annual Report / July 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Government II Fund

July 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 84.1%
FFCB
0.340%, 08/01/15 (A)	$595	$595
0.250%, 08/01/15 (A)	190	190
0.200%, 08/01/15 (A)	13,785	13,785
0.187%, 08/01/15 (A)	5,855	5,855
0.187%, 08/01/15 (A)	3,845	3,845
0.210%, 08/01/15 (A)	1,580	1,580
0.172%, 08/01/15 (A)	7,210	7,210
0.212%, 08/02/15 (A)	1,250	1,250
0.217%, 08/02/15 (A)	1,970	1,971
0.185%, 08/03/15 (A)	800	800
0.205%, 08/03/15 (A)	9,317	9,319
0.165%, 08/03/15 (A)	5,000	5,000
0.160%, 08/03/15 (A)	570	570
0.215%, 08/03/15 (A)	5,280	5,281
0.218%, 08/05/15 (A)	2,330	2,331
0.283%, 08/06/15 (A)	285	285
0.198%, 08/06/15 (A)	3,904	3,904
0.217%, 08/08/15 (A)	2,080	2,081
0.187%, 08/08/15 (A)	523	523
0.206%, 08/08/15 (A)	1,615	1,615
0.179%, 08/09/15 (A)	7,665	7,665
0.188%, 08/10/15 (A)	1,063	1,063
0.217%, 08/11/15 (A)	2,020	2,021
0.207%, 08/11/15 (A)	2,295	2,295
0.217%, 08/13/15 (A)	22,655	22,673
0.206%, 08/14/15 (A)	5,250	5,251
0.186%, 08/14/15 (A)	1,557	1,557
0.182%, 08/16/15 (A)	5,830	5,830
0.196%, 08/17/15 (A)	1,360	1,360
0.226%, 08/17/15 (A)	3,658	3,658
0.236%, 08/17/15 (A)	360	360
0.236%, 08/17/15 (A)	1,000	1,000
0.550%, 08/17/15	305	305
0.218%, 08/18/15 (A)	6,500	6,501
0.198%, 08/18/15 (A)	810	810
0.188%, 08/19/15 (A)	7,500	7,500
0.158%, 08/19/15 (A)	4,360	4,360
0.278%, 08/19/15 (A)	6,840	6,845
0.258%, 08/20/15 (A)	3,101	3,103
0.218%, 08/20/15 (A)	6,968	6,972
0.214%, 08/22/15 (A)	2,189	2,189
0.190%, 08/23/15 (A)	4,100	4,099
0.232%, 08/24/15 (A)	5,055	5,058
0.237%, 08/24/15 (A)	625	625
0.221%, 08/25/15 (A)	9,946	9,954
0.241%, 08/26/15 (A)	1,460	1,460
0.210%, 08/26/15 (A)	605	605

Description	Face Amount ($ Thousands)	Value ($ Thousands)

0.221%, 08/26/15 (A)	$325	$325
0.245%, 08/27/15 (A)	3,030	3,032
0.250%, 09/10/15	9,415	9,415
0.420%, 10/15/15	300	300
0.430%, 11/16/15	90	90
1.500%, 11/16/15	5,245	5,264
FFCB DN
0.050%, 08/24/15 (B)	1,455	1,455
FHLB
0.220%, 08/01/15 (A)	2,355	2,355
0.120%, 08/03/15	13,525	13,525
0.125%, 08/04/15	25,715	25,715
0.200%, 08/12/15	34,445	34,448
0.196%, 08/14/15 (A)	2,132	2,132
1.630%, 08/20/15	1,705	1,706
0.190%, 08/21/15	35,315	35,317
0.210%, 08/21/15	9,025	9,025
0.650%, 08/24/15	995	995
1.350%, 08/28/15	20	20
0.440%, 08/28/15	145	145
0.230%, 08/28/15	3,520	3,521
0.375%, 08/28/15	22,885	22,889
4.750%, 09/11/15	1,040	1,045
0.130%, 09/11/15	2,150	2,150
2.875%, 09/11/15	2,565	2,573
1.750%, 09/11/15	785	786
0.480%, 09/18/15	215	215
0.450%, 09/21/15	885	886
0.100%, 09/23/15	23,295	23,294
0.160%, 09/25/15	255	255
0.170%, 09/25/15	645	645
0.150%, 10/02/15	3,070	3,070
0.250%, 10/15/15	885	885
0.180%, 10/27/15	1,020	1,020
0.500%, 11/20/15	2,160	2,162
0.220%, 11/23/15	400	400
1.400%, 11/27/15	915	918
1.875%, 12/11/15	180	181
0.270%, 12/15/15	3,725	3,725
5.000%, 12/21/15	2,170	2,210
FHLB DN
0.050%, 08/03/15 (B)	33,260	33,260
0.063%, 08/05/15 (B)	10,153	10,153
0.060%, 08/07/15 (B)	58,384	58,382
0.145%, 08/09/15 (A) (B)	5,140	5,140
0.075%, 08/12/15 (B)	48,753	48,752
0.061%, 08/14/15 (B)	18,298	18,298
0.045%, 08/17/15 (B)	22,606	22,606
0.066%, 08/19/15 (B)	5,292	5,292
0.072%, 08/21/15 (B)	61,900	61,898
0.076%, 08/26/15 (B)	89,705	89,697
0.065%, 09/02/15 (B)	31,020	31,018
0.059%, 09/04/15 (B)	24,320	24,319
0.070%, 09/15/15 (B)	11,309	11,308

SEI Daily Income Trust / Semi-Annual Report / July 31, 2015	7

SCHEDULE OF INVESTMENTS (Unaudited)

Government II Fund (Concluded)

July 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

0.069%, 09/16/15 (B)	$33,516	$33,513
0.081%, 09/17/15 (B)	13,883	13,882
0.090%, 10/02/15 (B)	1,103	1,103
0.149%, 10/07/15 (B)	6,933	6,931
0.099%, 10/09/15 (B)	2,380	2,380
0.136%, 10/14/15 (B)	6,015	6,013
0.100%, 10/20/15 (B)	19,685	19,681
0.095%, 10/21/15 (B)	6,313	6,312
0.112%, 10/28/15 (B)	13,017	13,013
0.230%, 11/02/15 (B)	2,965	2,963
0.240%, 11/06/15 (B)	1,080	1,079
0.225%, 12/01/15 (B)	4,304	4,301
0.271%, 12/08/15 (B)	180	180
FHLMC DN
0.053%, 10/05/15 (B)	18,817	18,815
Tennessee Valley Authority DN
0.051%, 08/04/15 (B)	67,850	67,850
0.060%, 08/25/15 (B)	3,780	3,780

Total U.S. Government Agency Obligations (Cost $1,023,122) ($ Thousands)		1,023,122

U.S. TREASURY OBLIGATIONS — 16.1%
U.S. Treasury Bills
0.030%, 08/20/15	18,125	18,125
0.050%, 08/27/15	15,150	15,149
U.S. Treasury Notes
4.250%, 08/15/15	18,860	18,891
0.250%, 08/15/15	80,213	80,220
1.250%, 08/31/15	6,297	6,303
0.375%, 08/31/15	56,567	56,582

Total U.S. Treasury Obligations (Cost $195,270) ($ Thousands)		195,270

Total Investments — 100.2% (Cost $1,218,392) ($ Thousands)		$1,218,392

Percentages are based on Net Assets of $1,215,969 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2015. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	The rate reported is the effective yield at time of purchase.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

As of July 31, 2015, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

As of July 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. As of July 31, 2015, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

8	SEI Daily Income Trust / Semi-Annual Report / July 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

July 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

CERTIFICATES OF DEPOSIT — 46.0%
ANZ New Zealand International
0.269%, 08/05/15 (A)	$57,519	$57,519
0.349%, 08/29/15 (A)	30,078	30,078
Bank of Montreal
0.278%, 08/04/15 (A)	42,000	42,000
0.210%, 09/10/15	54,180	54,182
0.190%, 09/14/15	53,000	53,000
0.190%, 09/15/15	26,000	26,000
0.250%, 09/16/15	34,000	34,000
Bank of Nova Scotia
0.260%, 08/01/15 (A)	60,000	60,000
0.250%, 08/01/15 (A)	26,000	26,000
0.279%, 09/04/15 (A)	40,000	40,000
Bank of Tokyo-Mitsubishi UFJ NY
0.327%, 08/01/15 (A)	26,800	26,800
0.317%, 08/01/15 (A)	36,000	36,000
0.464%, 09/04/15 (A)	1,612	1,612
0.250%, 09/08/15	22,000	22,000
BMO Harris Bank
0.300%, 08/03/15	2,547	2,547
BNZ International Funding
0.347%, 08/02/15 (A)	22,552	22,552
DNB Bank
0.120%, 08/05/15	136,700	136,700
Fairway Finance LLC
0.268%, 08/20/15 (A)	7,750	7,750
0.258%, 08/24/15 (A)	29,000	29,000
HSBC Bank
0.200%, 08/10/15	44,000	44,000
0.230%, 09/01/15	80,500	80,500
JPMorgan Securities LLC
0.287%, 08/01/15 (A)	40,000	40,000
0.308%, 08/04/15 (A)	57,300	57,300
0.349%, 08/13/15 (A)	6,425	6,426
0.331%, 08/31/15 (A)	10,000	10,000
Mizuho Bank
0.260%, 08/07/15	45,000	45,000
0.270%, 08/11/15	26,362	26,362
0.270%, 09/10/15	9,166	9,166
0.270%, 09/25/15	37,950	37,951
0.280%, 10/01/15	4,000	4,000
0.270%, 10/07/15	34,000	34,001
National Bank of Canada
0.416%, 09/11/15 (A)	2,324	2,324

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Nordea Bank
0.250%, 09/08/15	$25,000	$25,001
0.245%, 09/17/15	5,399	5,399
0.240%, 09/28/15	34,064	34,066
0.295%, 10/29/15	35,000	35,000
Old Line Funding
0.281%, 08/03/15 (A)	17,000	17,000
0.370%, 08/08/15 (A)	23,000	22,999
0.267%, 08/13/15 (A)	8,000	8,000
0.277%, 08/20/15 (A)	16,000	16,000
0.275%, 08/20/15 (A)	16,000	16,000
0.267%, 08/26/15 (A)	25,000	25,000
Royal Bank of Canada MTN
0.259%, 08/11/15 (A)	49,750	49,750
State Street Bank
0.329%, 08/06/15 (A)	32,000	32,000
0.347%, 08/11/15 (A)	19,000	19,000
0.327%, 08/15/15 (A)	40,000	40,000
Sumitomo Mitsui Banking
0.310%, 08/03/15	15,000	15,000
0.336%, 08/14/15 (A)	25,000	25,000
0.337%, 08/15/15 (A)	23,504	23,504
0.180%, 08/31/15	4,390	4,390
0.320%, 09/11/15	2,994	2,994
0.280%, 10/02/15	27,256	27,256
Svenska Handelsbanken
0.225%, 08/28/15	45,000	45,000
0.205%, 09/01/15	17,000	17,000
0.210%, 09/02/15	26,000	26,000
0.260%, 09/16/15	5,000	5,000
0.215%, 09/16/15	26,724	26,724
0.225%, 09/24/15	45,000	45,001
0.245%, 09/30/15	66,418	66,420
0.245%, 10/09/15	8,573	8,573
Toronto-Dominion Bank
0.278%, 08/06/15 (A)	1,270	1,270
0.257%, 08/06/15 (A)	25,000	25,000
0.190%, 09/08/15	45,000	45,000
0.220%, 09/17/15	50,000	50,000
0.280%, 09/18/15	29,500	29,500
Toyota Motor Credit
0.267%, 08/02/15 (A)	20,700	20,700
0.278%, 08/05/15 (A)	40,000	40,003
0.268%, 08/19/15 (A)	22,934	22,934
0.271%, 08/27/15 (A)	42,000	42,000
Wells Fargo Bank
0.290%, 08/01/15 (A)	4,231	4,231
0.260%, 08/01/15 (A)	30,000	30,000
0.250%, 08/01/15 (A)	26,000	26,000
0.250%, 08/01/15 (A)	26,200	26,200
0.260%, 08/03/15	16,966	16,966
0.268%, 08/07/15 (A)	29,000	29,000
0.268%, 08/08/15 (A)	53,000	53,000
0.266%, 08/17/15 (A)	25,000	25,000

SEI Daily Income Trust / Semi-Annual Report / July 31, 2015	9

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund (Continued)

July 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Westpac Securities NZ
0.277%, 08/11/15 (A)	$32,010	$32,010

Total Certificates of Deposit (Cost $2,306,661) ($ Thousands)		2,306,661

COMMERCIAL PAPER — 21.7%
Albion Capital LLC
0.150%, 08/07/15 (C) (D)	28,538	28,537
0.200%, 08/20/15 (C) (D)	1,521	1,521
0.240%, 08/26/15 (C) (D)	8,504	8,503
0.230%, 09/16/15 (C) (D)	8,846	8,843
ANZ New Zealand International
0.267%, 08/02/15 (A) (C) (D)	30,000	30,000
0.230%, 09/03/15 (C) (D)	414	414
Australia & New Zealand Banking Group NY
0.213%, 09/11/15 (C) (D)	6,000	5,999
BNZ International Funding
0.270%, 09/11/15 (C) (D)	36,000	35,989
CAFCO
0.210%, 09/14/15 (C) (D)	22,000	21,994
Chariot Funding LLC
0.331%, 11/30/15 (C) (D)	47,691	47,638
0.401%, 12/16/15 (C) (D)	55,000	54,916
Charta
0.220%, 09/01/15 (C) (D)	1,694	1,694
Ciesco
0.250%, 09/01/15 (C) (D)	8,506	8,504
DNB Bank
0.280%, 10/01/15 (C) (D)	15,000	14,993
Fairway Finance LLC
0.280%, 09/03/15 (C) (D)	8,251	8,249
0.250%, 09/14/15 (C) (D)	10,667	10,664
0.271%, 08/29/15 (A) (C) (D)	12,000	12,000
JPMorgan Securities LLC
0.376%, 09/19/15 (A) (C) (D)	58,870	58,878
0.300%, 08/03/15 (C) (D)	16,000	16,000
0.270%, 09/08/15 (C) (D)	41,000	40,988
Jupiter Securitization
0.331%, 11/30/15 to 12/01/15 (C) (D)	51,445	51,388
0.371%, 12/08/15 (C) (D)	31,000	30,959
Liberty Street Funding
0.300%, 10/26/15 (C) (D)	11,953	11,944
0.341%, 11/09/15 to 11/12/15 (C) (D)	20,304	20,285
0.391%, 11/30/15 (C) (D)	15,111	15,091
0.381%, 12/07/15 to 12/15/15 (C) (D)	47,599	47,531
Manhattan Asset Funding
0.210%, 08/28/15 (C) (D)	7,196	7,195
0.250%, 08/31/15 to 09/18/15 (C) (D)	27,449	27,441
0.206%, 09/01/15 (C) (D)	6,781	6,780

Description	Face Amount ($ Thousands)	Value ($ Thousands)

0.258%, 09/02/15 (C) (D)	$38,731	$38,722
0.260%, 09/03/15 to 09/08/15 (C) (D)	14,625	14,621
0.220%, 09/15/15 (C) (D)	4,300	4,299
Metlife
0.200%, 09/14/15 (C) (D)	13,568	13,565
National Bank of Canada
0.300%, 09/17/15 (C) (D)	8,000	8,000
0.280%, 09/17/15 (C) (D)	36,000	35,987
Old Line Funding
0.240%, 08/27/15 to 09/10/15 (C) (D)	81,034	81,016
0.230%, 09/09/15 (C) (D)	8,284	8,282
Regency Markets LLC
0.120%, 08/06/15 (C) (D)	15,487	15,487
0.170%, 08/18/15 (C) (D)	25,000	24,998
0.047%, 08/18/15 (C) (D)	19,976	19,976
Skandinaviska Enskilda Banken NY
0.250%, 10/08/15 (C) (D)	5,621	5,618
Swedbank
0.235%, 08/11/15 (C) (D)	1,255	1,255
Thunder Bay Funding LLC
0.230%, 09/08/15 to 09/09/15 (C) (D)	57,455	57,441
0.280%, 09/21/15 (C) (D)	16,907	16,900
0.401%, 12/01/15 (C) (D)	5,440	5,433
Victory Receivables
0.200%, 09/08/15 (C) (D)	15,000	14,997
0.230%, 09/15/15 (C) (D)	30,000	29,991
0.260%, 10/02/15 (C) (D)	598	598
Westpac Securities NZ
0.278%, 08/10/15 (A) (C) (D)	4,095	4,095
0.351%, 12/11/15 (C) (D)	8,385	8,374
Working Capital Management
0.230%, 09/02/15 (C) (D)	8,184	8,182
0.200%, 09/08/15 to 09/11/15 (C) (D)	32,382	32,375

Total Commercial Paper (Cost $1,085,150) ($ Thousands)		1,085,150

TIME DEPOSITS — 11.8%
Australia & New Zealand Banking Group NY
0.080%, 08/03/15	57,000	57,000
Bank of Montreal
0.278%, 08/04/15 (A)	35,865	35,865
Lloyds Bank PLC
0.060%, 08/03/15	250,000	250,000
Swedbank
0.070%, 08/03/15	248,000	248,000

Total Time Deposits (Cost $590,865) ($ Thousands)		590,865

10	SEI Daily Income Trust / Semi-Annual Report / July 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

CORPORATE OBLIGATIONS — 3.5%
American Honda Finance MTN
1.000%, 08/11/15 (B)	$223	$223
ANZ New Zealand International
1.850%, 10/15/15 (B)	5,194	5,210
ANZ New Zealand International MTN
3.125%, 08/10/15 (B)	1,475	1,476
Bank of Montreal MTN
0.800%, 11/06/15	532	533
Bank of Nova Scotia
0.260%, 08/01/15 (A)	15,000	15,000
0.726%, 09/11/15 (A)	1,547	1,548
0.340%, 09/25/15 (A)	26,000	26,000
0.750%, 10/09/15	367	367
Bank of Tokyo-Mitsubishi UFJ NY
2.450%, 09/11/15	6,402	6,417
Caisse Centrale Desjardins
2.650%, 09/16/15 (B)	4,772	4,785
Canadian Imperial Bank Commerce
0.900%, 10/01/15	4,164	4,167
2.350%, 12/11/15	8,226	8,284
HSBC Bank
0.449%, 08/15/15 (A)	3,776	3,777
National Australia Bank
2.750%, 09/28/15 (B)	7,375	7,403
Royal Bank of Canada MTM
0.800%, 10/30/15	4,907	4,913
Shell International
0.349%, 08/10/15 (A)	7,052	7,056
Toronto-Dominion Bank
0.338%, 08/07/15 (A)	15,000	15,000
Toyota Motor Credit MTN
0.436%, 09/18/15 (A)	1,215	1,215
Wells Fargo Bank
0.280%, 08/01/15 (A)	40,000	40,000
Westpac Banking
3.000%, 08/04/15	11,031	11,033
1.041%, 08/05/15 (A)	4,269	4,274
1.125%, 09/25/15	7,824	7,834

Total Corporate Obligations (Cost $176,515) ($ Thousands)		176,515

MUNICIPAL BONDS — 0.9%

Arizona — 0.1%
Pima County, Industrial Development Authority, RB
0.070%, 08/05/15 (A)	4,800	4,800

Colorado — 0.1%
Colorado State, Housing & Finance Authority, Ser A1, RB
0.120%, 08/05/15 (A)	800	800
0.120%, 08/05/15 (A)	2,290	2,290

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Colorado State, Housing & Finance Authority, Ser C1, RB
0.100%, 08/05/15 (A)	$900	$900

		3,990

Illinois — 0.0%
University of Illinois, Higher Education Authority, Ser S, RB
0.130%, 08/06/15 (A)	1,300	1,300

Iowa — 0.1%
Iowa State, Finance Authority, Ser B, RB
0.040%, 08/06/15 (A)	700	700
Iowa State, Finance Authority, Ser C, RB
0.110%, 08/06/15 (A)	4,915	4,915
Iowa State, Finance Authority, Ser G, RB
0.110%, 08/06/15 (A)	80	80
Iowa State, Finance Authority, Ser M, RB
0.130%, 08/06/15 (A)	450	450

		6,145

Massachusetts — 0.1%
Simmons College, Higher Education Authority, RB
0.140%, 08/06/15 (A)	2,320	2,320

Michigan — 0.2%
Kent, Hospital Finance Authority, Ser C, RB
0.020%, 08/05/15 (A)	14,940	14,940

New Hampshire — 0.1%
New Hampshire State, Health & Education Facilities Authority, Dartmouth College Project, Ser C, GO
0.140%, 08/05/15 (A)	2,945	2,945

New Jersey — 0.1%
North Hudson Sewage Authority, RB
0.120%, 08/06/15 (A)	2,885	2,885

New York — 0.0%
New York State, Housing & Finance Authority, RB
0.220%, 08/04/15 (A)	2,150	2,150

Wisconsin — 0.1%
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
0.160%, 08/01/15 (A)	700	700

SEI Daily Income Trust / Semi-Annual Report / July 31, 2015	11

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund (Continued)

July 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wisconsin State, Housing & Economic Development Authority, Ser B, RB
0.140%, 08/06/15 (A)	$840	$840
Wisconsin State, Housing & Economic Development Authority, RB
0.160%, 08/06/15 (A)	980	980

		2,520

Total Municipal Bonds (Cost $43,995) ($ Thousands)		43,995

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.3%
FFCB
0.200%, 08/01/15 (A)	13,390	13,389
FNMA
0.207%, 08/15/15 (A)	3,460	3,461

Total U.S. Government Agency Obligations (Cost $16,850) ($ Thousands)		16,850

REPURCHASE AGREEMENTS — 11.5%
Goldman Sachs 0.140%, dated 07/31/15, to be repurchased on 08/03/15, repurchase price $211,390,466 (collateralized by various FMAC, FNMA and GNMA obligations, ranging in par value $8,847,418 - $73,367,028, 2.550% - 5.000%, 05/01/30 - 07/01/45; with total market value $215,618,276) (E)	211,388	211,388
Mitsubishi 0.120%, dated 07/31/15, to be repurchased on 08/03/15, repurchase price $78,523,785 (collateralized by various FNMA and GNMA obligations, ranging in par value $571,440 - $528,146,432, 2.370% - 5.500%, 01/01/30 - 06/01/45; with total market value $80,094,261) (E)	78,523	78,523
RBC Capital 0.150%, dated 07/30/15, to be repurchased on 08/06/15, repurchase price $39,179,143 (collateralized by various corporate obligations*, ranging in par value $407 - $3,160,972, 0.923% - 10.179%, 01/15/18 - 04/15/25; with total market value $41,137,586) (E)	39,178	39,178

Description	Face Amount ($ Thousands)	Value ($ Thousands)

RBC Capital 0.140%, dated 07/31/15, to be repurchased on 08/03/15, repurchase price $63,802,744 (collateralized by various FMAC, FNMA and GNMA obligations, ranging in par value $1,626 - $25,223,194, 1.925% - 6.000%, 12/01/19 - 05/20/65; with total market value $65,078,800) (E)	$63,802	$63,802
TD Securities 0.150%, dated 07/31/15, to be repurchased on 08/03/15, repurchase price $44,250,553 (collateralized by various FMAC and FNMA obligations, ranging in par value $305,607 - $46,649,100, 3.500% - 4.000%, 11/01/42 - 12/01/44; with total market value $45,135,565) (E)	44,250	44,250
Wells Fargo 0.130%, dated 07/28/15, to be repurchased on 08/04/15, repurchase price $6,896,149 (collateralized by a U.S. Treasury Note, par value $6,912,100, 2.000%, 04/30/16, with total market value $7,034,140) (E)	6,896	6,896
Wells Fargo 0.130%, dated 07/29/15, to be repurchased on 08/05/15, repurchase price $27,704,700 (collateralized by FNMA and U.S. Treasury obligations, ranging in par value $2,584,700 - $20,744,448, 0.375% - 3.500%, 01/15/16 - 11/01/44, with total market value $28,258,652) (E)	27,704	27,704
Wells Fargo 0.160%, dated 07/31/15, to be repurchased on 08/03/15, repurchase price $104,251,390 (collateralized by FNMA, FMAC, FCSB, FHLB and U.S. Treasury obligations, ranging in par value $4,009,000 - $8,100,000, 0.000% - 3.250%, 01/20/16 - 05/30/18, with total market value $106,336,988) (E)	104,250	104,250

Total Repurchase Agreements (Cost $575,991) ($ Thousands)		575,991

Total Investments — 95.7% (Cost $4,796,027) ($ Thousands)		$4,796,027

12	SEI Daily Income Trust / Semi-Annual Report / July 31, 2015

*	A summary of the corporate obligations used to collateralize repurchase agreements entered into by the Fund at July 31, 2015, is as follows:

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)
RBC Securities	Alterra Finance	6.250%	09/30/20	$171
	Amgen	3.450	10/01/20	115
	Bank of Montreal	1.400	04/10/18	699
	Bank of New York	2.100	01/15/19	597
	Barclays Bank	3.000	11/24/20	35
	Barclays Bank	10.179	06/12/21	11
	BAT International Finance	3.500	06/15/22	1,520
	BNP Paribas	2.450	03/17/19	494
	Cantor	7.875	10/15/19	1,055
	CDK	4.500	10/15/24	1,847
	Celgene	4.000	08/15/23	536
	CG CAP	1.286	03/15/23	256
	CISCO System	3.625	03/04/24	645
	Entergy	4.000	07/15/22	3,161
	Entertainment Properties	5.750	08/15/22	17
	GE Capital	0.923	02/15/25	235
	General Electric	5.500	01/08/20	2,727
	H.J. Heinz	2.800	07/02/20	440
	Hospitality	5.000	08/15/22	1
	Hyundai Capital	2.600	03/19/20	273
	Imperial Tobacco	2.050	07/20/18	22
	JPMorgan Chase	4.250	10/15/20	2,000
	KKR Group	6.375	09/29/20	147
	McKesson	3.796	03/15/24	25
	Monsato	2.850	04/15/25	300
	Morgan Stanley	2.800	06/16/20	134
	Morgan Stanley	7.300	05/13/19	1.00
	Nomura	6.700	05/04/20	73
	Oracle Corp	2.500	05/15/22	164
	Pen VA Resources Partners	8.375	06/01/20	2,582
	Plains All American Pipeline	3.650	06/01/22	—
	Province of Ontario	2.500	09/10/21	405
	Scottrade	6.125	07/11/21	3,482
	SOC	2.625	10/01/18	1,241
	Synchrony	4.500	07/23/25	461
	Time Warner	5.000	02/01/20	1,423
	Torchmark	9.250	06/15/19	1,303
	Toyota Motor	1.550	07/13/18	1
	UnitedHealth	3.750	07/15/25	264
	Ventas Realty	4.750	06/01/21	1,768
	Verizon Communications	2.450	11/01/22	201
	Verizon Communications	1.053	06/17/19	1,746
	Weatherford	4.500	04/15/22	733
	Wells Partnership	5.875	04/01/18	2,131
	Wellpoint	1.875	01/15/18	156
	Yum Brands	5.300	09/15/19	2,600

Percentages are based on Net Assets of $5,011,761 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2015. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Securities are held in connection with a letter of credit issued by a major bank.

(D)	The rate reported is the effective yield at time of purchase.

(E)	Tri-Party Repurchase Agreement.

FCSB — Federal Farm Credit Banks Consolidated Systemwide Bonds

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FMAC — Financial Management Advisory Committee

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

LLC — Limited Liability Company

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

As of July 31, 2015, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

As of July 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. As of July 31, 2015, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2015	13

SCHEDULE OF INVESTMENTS (Unaudited)

Treasury Fund

July 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 10.1%
U.S. Treasury Notes
0.152%, 08/03/15 (A)	$1,310	$1,310
0.084%, 08/04/15 (A)	5,295	5,295
0.060%, 08/04/15 (A)	960	960
0.103%, 08/07/15 (A)	6,065	6,063
4.250%, 08/15/15	830	832
0.375%, 08/31/15	5,920	5,921

Total U.S. Treasury Obligations (Cost $20,381) ($ Thousands)		20,381

REPURCHASE AGREEMENTS — 82.7%
Bank of Montreal 0.130% dated 07/31/15, to be repurchased on 08/03/15, repurchase price $18,000,195 (collateralized by U.S. Treasury Notes, ranging in par value $200 - $4,450,000, 0.500% - 9.875%, 11/15/15 - 05/15/39, with total market value of $18,360,211) (B)	18,000	18,000
Bank of Nova Scotia 0.150% dated 07/31/15, to be repurchased on 08/03/15, repurchase price $18,000,225 (collateralized by U.S. Treasury Notes, ranging in par value $100 - $13,012,700, 2.000% - 3.125%, 11/15/21 - 02/15/42, with total market value of $18,360,303) (B)	18,000	18,000
Citibank 0.140% dated 07/31/15, to be repurchased on 08/03/15, repurchase price $18,000,210 (collateralized by U.S. Treasury Notes, ranging in par value $100 - $12,440,100, 2.500% - 7.125%, 11/15/15 - 02/15/29, with total market value of $18,360,219) (B)	18,000	18,000
Credit Suisse 0.150% dated 07/31/15, to be repurchased on 08/03/15, repurchase price $18,354,380 (collateralized by a U.S. Treasury Note, par value $18,330,000, 0.625%, 12/31/16, with total market value of $18,360,031) (B)	18,000	18,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Goldman Sachs 0.020% dated 07/31/15, to be repurchased on 08/03/15, repurchase price $18,000,030 (collateralized by a U.S. Treasury Note, par value $18,268,700, 1.000%, 03/15/18, with total market value of $18,360,044) (B)	$18,000	$18,000
JPMorgan Chase 0.120% dated 07/31/15, to be repurchased on 08/03/15, repurchase price $18,303,186 (collateralized by a U.S. Treasury Note, par value $18,150,000, 2.000%, 12/31/16, with total market value of $18,363,686) (B)	18,000	18,000
Mitsubishi 0.100% dated 07/31/15, to be repurchased on 08/03/15, repurchase price $18,000,150 (collateralized by U.S. Treasury Notes, ranging in par value $100 - $3,650,700, 0.000% - 3.375%, 08/13/15 - 05/15/44, with total market value of $18,360,153) (B)	18,000	18,000
TD Securities 0.120% dated 07/31/15, to be repurchased on 08/03/15, repurchase price $18,000,180 (collateralized by a U.S. Treasury Note, par value $17,048,700, 3.125%, 05/15/21, with total market value of $18,360,235) (B)	18,000	18,000
Wells Fargo 0.100% dated 06/11/15, to be repurchased on 09/09/15, repurchase price $1,000,250 (collateralized by U.S. Treasury Notes, ranging in par value $100 - $1,002,200, 0.000% - 2.000%, 12/17/15 - 01/31/22, with total market value of $1,020,192) (B)	1,000	1,000
Wells Fargo 0.100% dated 06/08/15, to be repurchased on 09/08/15, repurchase price $760,194 (collateralized by U.S. Treasury Notes, ranging in par value $100 - $761,800, 0.000% - 2.000%, 12/17/15 - 04/30/16, with total market value of $775,350) (B)	760	760

14	SEI Daily Income Trust / Semi-Annual Report / July 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wells Fargo 0.140% dated 07/31/15, to be repurchased on 08/03/15, repurchase price $19,000,222 (collateralized by U.S. Treasury Notes, ranging in par value $100 - $18,910,400, 0.000% - 2.625%, 12/17/15 - 01/31/22, with total market value of $19,380,248) (B)	$19,000	$19,000
Wells Fargo 0.110% dated 07/27/15, to be repurchased on 09/15/15, repurchase price $1,500,229 (collateralized by U.S. Treasury Notes, ranging in par value $300 - $1,503,200, 0.000% - 2.000%, 12/17/15 - 04/30/16, with total market value of $1,530,040) (B)	1,500	1,500

Total Repurchase Agreements (Cost $166,260) ($ Thousands)		166,260

Total Investments — 92.8% (Cost $186,641) ($ Thousands)		$186,641

Percentages are based on Net Assets of $201,126 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2015. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	Tri-Party Repurchase Agreement.

As of July 31, 2015, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

As of July 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. As of July 31, 2015, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2015	15

SCHEDULE OF INVESTMENTS (Unaudited)

Treasury II Fund

July 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 99.7%
U.S. Treasury Bills
0.021%, 08/06/15 (B)	$97,783	$97,783
0.025%, 08/13/15 (B)	60,000	59,999
0.032%, 08/20/15 (B)	60,000	59,999
0.047%, 08/27/15 (B)	55,000	54,998
0.036%, 09/03/15 (B)	50,000	49,998
U.S. Treasury Notes
0.152%, 08/03/15 (A)	3,425	3,425
0.060%, 08/04/15 (A)	2,000	2,000
0.084%, 08/04/15 (A)	10,205	10,205
0.120%, 08/06/15 (A)	6,614	6,614
0.103%, 08/07/15 (A)	7,480	7,478
0.250%, 08/15/15	71,532	71,537
4.250%, 08/15/15	63,140	63,243
0.375%, 08/31/15	101,000	101,027

Total U.S. Treasury Obligations (Cost $588,306) ($ Thousands)		588,306

Total Investments — 99.7% (Cost $588,306) ($ Thousands)		$588,306

Percentages are based on Net Assets of $589,785 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2015. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	The rate reported is the effective yield at time of purchase.

As of July 31, 2015, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

As of July 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. As of July 31, 2015, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

16	SEI Daily Income Trust / Semi-Annual Report / July 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund

July 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

CORPORATE OBLIGATIONS — 49.1%

Consumer Discretionary — 1.2%
Autozone
1.300%, 01/13/17	$350	$350
NBCUniversal Enterprise
0.974%, 09/01/15 (A) (B)	575	576
0.826%, 10/15/15 (A) (B)	945	947
Thomson Reuters
0.875%, 05/23/16	350	350
1.650%, 09/29/17	300	300
Time Warner Cable
5.850%, 05/01/17	400	426
Whirlpool
1.350%, 03/01/17	335	335

		3,284

Consumer Staples — 1.9%
Anheuser-Busch InBev Finance
0.678%, 08/02/15 (A)	350	348
CVS Health
1.200%, 12/05/16	340	341
1.900%, 07/20/18	350	352
Heineken
0.800%, 10/01/15 (B)	375	375
JM Smucker
1.750%, 03/15/18 (B)	135	135
Mondelez International
0.798%, 08/01/15 (A)	450	445
PepsiCo
1.250%, 08/13/17	1,000	1,001
Philip Morris International
2.500%, 05/16/16	500	508
Reynolds American
2.300%, 06/12/18	445	449
SABMiller Holdings
0.968%, 08/01/15 (A) (B)	650	650
Walgreens Boots Alliance
1.750%, 11/17/17	685	687

		5,291

Energy — 3.1%
BP Capital Markets PLC
0.789%, 08/10/15 (A)	750	748
0.702%, 08/13/15 (A)	400	398

Description	Face Amount ($ Thousands)	Value ($ Thousands)

1.674%, 02/13/18	$900	$903
CNOOC Nexen Finance, Ser 2014
1.625%, 04/30/17	450	449
ConocoPhillips
1.500%, 05/15/18	340	339
Devon Energy
0.826%, 09/15/15 (A)	500	495
Enbridge
0.734%, 09/02/15 (A)	540	534
Energy Transfer Partners
2.500%, 06/15/18	325	325
Enterprise Products Operating LLC
1.250%, 08/13/15	45	45
Hess
1.300%, 06/15/17	300	296
Kinder Morgan
2.000%, 12/01/17	225	224
Petrobras Global Finance BV
2.643%, 09/17/15 (A)	800	771
Schlumberger Norge
1.250%, 08/01/17 (B)	145	145
Statoil
0.736%, 08/08/15 (A)	550	550
0.479%, 08/09/15 (A)	870	866
Total Capital Canada
0.669%, 10/17/15 (A)	180	180
Total Capital International
0.849%, 08/12/15 (A)	400	401
TransCanada PipeLines
1.076%, 10/12/15 (A)	495	496
0.750%, 01/15/16	350	350

		8,515

Financials — 29.9%
Abbey National Treasury Services PLC
0.796%, 09/13/15 (A)	1,610	1,608
ABN AMRO Bank
0.109%, 08/28/15 (A) (B)	400	402
0.689%, 09/08/15 (A) (B)	800	800
American Express Credit MTN
1.125%, 06/05/17	600	597
American Express Credit
0.836%, 09/18/15 (A)	300	298
0.789%, 10/29/15 (A)	1,060	1,061
American Honda Finance
0.657%, 08/26/15 (A) (B)	815	817
Australia & New Zealand Banking Group
0.834%, 08/15/15 (A)	375	376
0.663%, 10/10/15 (A) (B)	300	300
Banco Santander Chile
1.186%, 10/15/15 (A) (B)	500	498
Bank Nederlandse Gemeenten
0.625%, 07/18/16 (B)	1,300	1,301

SEI Daily Income Trust / Semi-Annual Report / July 31, 2015	17

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

July 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Bank of America
1.500%, 10/09/15	$210	$210
1.329%, 10/15/15 (A)	750	756
5.300%, 03/15/17	350	370
2.000%, 01/11/18	160	161
Bank of America MTN
0.892%, 08/25/15 (A)	700	699
1.700%, 08/25/17	200	201
5.650%, 05/01/18	90	98
Bank of Montreal MTN
0.883%, 10/09/15 (A)	500	501
0.536%, 10/14/15 (A)	250	249
Bank of Montreal
1.400%, 04/10/18	750	745
Bank of New York Mellon MTN
0.719%, 08/16/15 (A)	350	350
Bank of Nova Scotia
0.726%, 09/11/15 (A)	400	400
0.809%, 10/15/15 (A)	670	672
1.300%, 07/21/17	400	401
Bank of Tokyo-Mitsubishi UFJ
0.891%, 08/01/15 (A) (B)	200	200
0.732%, 08/26/15 (A) (B)	440	440
0.589%, 09/08/15 (A) (B)	325	324
1.450%, 09/08/17 (B)	325	324
Barclays Bank PLC
0.856%, 08/19/15 (A)	600	598
Barclays Bank PLC MTN
6.050%, 12/04/17 (B)	500	543
BB&T MTN
0.938%, 08/01/15 (A)	350	350
1.146%, 09/15/15 (A)	380	382
Berkshire Hathaway Finance
0.586%, 10/13/15 (A)	800	800
BNP Paribas MTN
0.878%, 09/12/15 (A)	550	551
BPCE MTN
1.129%, 08/10/15 (A)	700	703
Branch Banking & Trust
0.713%, 09/01/15 (A)	760	759
Capital One Bank USA
1.200%, 02/13/17	500	497
1.300%, 06/05/17	500	497
Citigroup
0.982%, 08/24/15 (A)	730	730
1.054%, 10/08/15 (A)	700	698
1.250%, 01/15/16	1,085	1,087
1.800%, 02/05/18	470	469
1.700%, 04/27/18	300	298
Citizens Bank MTN
1.600%, 12/04/17	650	649
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
0.766%, 08/24/15 (A)	345	346
3.375%, 01/19/17	985	1,016

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Credit Agricole MTN
1.252%, 09/10/15 (A) (B)	$700	$699
1.133%, 10/03/15 (A) (B)	450	452
Credit Suisse MTN
0.586%, 09/11/15 (A)	960	959
0.969%, 10/29/15 (A)	500	499
Credit Suisse NY
1.700%, 04/27/18	500	498
Daimler Finance North America LLC
1.138%, 08/01/15 (A) (B)	400	403
1.250%, 01/11/16 (B)	1,130	1,133
1.375%, 08/01/17 (B)	535	533
Deutsche Bank
0.957%, 08/13/15 (A)	350	349
1.350%, 05/30/17	650	647
ERAC USA Finance LLC
1.400%, 04/15/16 (B)	240	240
Export-Import Bank of Korea
1.027%, 10/14/15 (A)	945	949
Fifth Third Bank
1.350%, 06/01/17	750	749
1.450%, 02/28/18	800	793
Ford Motor Credit LLC
1.118%, 09/12/15 (A)	300	298
1.500%, 01/17/17	520	519
1.724%, 12/06/17	350	348
1.186%, 06/15/18 (A)	820	820
General Electric Capital MTN
0.993%, 08/27/15 (A)	250	252
1.250%, 05/15/17	750	752
5.625%, 09/15/17	1,100	1,198
General Motors Financial
2.400%, 04/10/18	675	673
Goldman Sachs Group
1.454%, 10/23/15 (A)	500	504
1.478%, 10/30/15 (A)	125	126
2.375%, 01/22/18	1,050	1,065
Goldman Sachs Group MTN
1.086%, 08/15/15 (A)	700	701
1.374%, 08/15/15 (A)	400	402
HSBC Bank PLC
0.914%, 08/15/15 (A) (B)	500	499
HSBC USA
1.300%, 06/23/17	1,590	1,594
Hyundai Capital America
1.625%, 10/02/15 (B)	685	686
1.875%, 08/09/16 (B)	165	166
2.000%, 03/19/18 (B)	165	165
ING Bank
0.974%, 10/02/15 (A) (B)	300	298
1.921%, 10/02/15 (A) (B)	550	551
ING US
2.900%, 02/15/18	350	359
Intesa Sanpaolo MTN
3.125%, 01/15/16	350	353

18	SEI Daily Income Trust / Semi-Annual Report / July 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

JPMorgan Chase
1.249%, 10/23/15 (A)	$500	$503
0.909%, 10/28/15 (A)	500	499
JPMorgan Chase MTN
1.700%, 03/01/18	900	898
KeyBank
0.772%, 08/25/15 (A)	700	700
0.803%, 09/01/15 (A)	450	450
KFW
2.000%, 06/01/16	950	962
Korea Development Bank
0.920%, 10/22/15 (A)	1,005	1,005
Lloyds Bank PLC
0.806%, 09/16/15 (A)	500	500
Macquarie Group
1.278%, 10/30/15 (A) (B)	350	352
Manufacturers & Traders Trust
1.400%, 07/25/17	450	449
Metropolitan Life Global Funding I
0.819%, 08/01/15 (A) (B)	460	462
0.663%, 10/10/15 (A) (B)	2,475	2,479
1.500%, 01/10/18 (B)	220	220
Mizuho Bank
0.731%, 09/25/15 (A) (B)	580	578
Morgan Stanley MTN
5.950%, 12/28/17	140	153
Morgan Stanley
1.532%, 08/25/15 (A)	200	201
1.127%, 10/24/15 (A)	400	400
New York Life Global Funding
0.644%, 10/23/15 (A) (B)	550	551
Nissan Motor Acceptance MTN
0.812%, 09/04/15 (A) (B)	245	245
0.981%, 09/26/15 (A) (B)	500	502
1.500%, 03/02/18	300	299
Nordea Bank
1.250%, 04/04/17 (B)	600	601
Pricoa Global Funding I
1.350%, 08/18/17 (B)	550	548
Pricoa Global Funding I MTN
0.426%, 08/16/15 (A) (B)	325	325
Principal Life Global Funding II MTN
1.125%, 02/24/17 (B)	300	300
Principal Life Global Funding II
1.000%, 12/11/15 (B)	530	531
1.200%, 05/19/17 (B)	370	369
Province of Ontario Canada
1.600%, 09/21/16	1,600	1,617
Prudential Financial MTN
1.054%, 08/16/15 (A)	500	502
Royal Bank of Canada MTN
0.624%, 10/23/15 (A)	450	450
0.850%, 03/08/16	990	991
1.200%, 01/23/17	400	401

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Santander Bank
1.216%, 10/12/15	$600	$599
Societe Generale MTN
1.364%, 08/01/15 (A)	450	457
Standard Chartered PLC MTN
0.929%, 10/17/15 (A) (B)	500	500
Sumitomo Mitsui Banking
0.713%, 10/10/15 (A)	500	499
SunTrust Bank
0.714%, 08/15/15 (A)	300	300
Svenska Handelsbanken
0.751%, 09/25/15 (A)	700	702
Synchrony Financial
1.509%, 08/02/15 (A)	600	592
1.875%, 08/15/17	255	255
Toronto-Dominion Bank MTN
0.519%, 08/02/15 (A)	750	749
0.827%, 10/23/15 (A)	400	400
Toyota Motor Credit MTN
1.125%, 05/16/17	500	501
Travelers
6.250%, 06/20/16	1,017	1,067
UBS MTN
0.981%, 08/01/15 (A)	1,000	1,002
5.875%, 12/20/17	550	603
Union Bank
1.031%, 09/26/15 (A)	550	552
Ventas Realty
1.550%, 09/26/16‡	550	552
1.250%, 04/17/17‡	140	139
Volkswagen Group of America Finance LLC
0.716%, 08/20/15 (A) (B)	1,075	1,076
0.754%, 08/22/15 (A) (B)	650	650
1.250%, 05/23/17 (B)	500	499
Volkswagen International Finance
0.716%, 08/20/15 (A) (B)	775	776
1.125%, 11/18/16 (B)	260	260
Wachovia MTN
5.750%, 02/01/18	1,300	1,430
WEA Finance LLC
1.750%, 09/15/17 (B)	235	235
Wells Fargo MTN
1.150%, 06/02/17	650	649
Westpac Banking
0.898%, 10/17/15 (A)	325	326
1.200%, 05/19/17	275	275

		82,052

Health Care — 5.7%
AbbVie
1.040%, 08/06/15 (A)	130	130
1.200%, 11/06/15	675	676
1.800%, 05/14/18	400	399

SEI Daily Income Trust / Semi-Annual Report / July 31, 2015	19

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

July 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Actavis Funding SCS
1.368%, 09/12/15 (A)	$675	$676
1.300%, 06/15/17	450	446
2.350%, 03/12/18	640	642
Amgen
0.664%, 08/22/15 (A)	1,150	1,149
2.125%, 05/15/17	500	506
Baxalta
1.063%, 09/22/15 (A) (B)	1,500	1,503
Bayer US Finance LLC
0.564%, 10/06/15 (A) (B)	600	598
0.534%, 10/07/15 (A) (B)	800	801
Becton Dickinson
0.736%, 08/09/15 (A)	780	780
1.800%, 12/15/17	500	498
Express Scripts Holding
2.650%, 02/15/17	1,250	1,271
1.250%, 06/02/17	600	597
GlaxoSmithKline Capital
0.700%, 03/18/16	844	845
McKesson
0.950%, 12/04/15	235	235
1.292%, 03/10/17	410	409
Medtronic
1.500%, 03/15/18 (B)	255	255
Mylan
1.350%, 11/29/16	400	397
Providence Health & Services Obligated Group
1.084%, 10/01/15 (A)	700	702
Thermo Fisher Scientific
1.300%, 02/01/17	165	165
UnitedHealth Group
1.450%, 07/17/17	1,235	1,238
WellPoint
1.250%, 09/10/15	210	210
Zimmer Holdings
1.450%, 04/01/17	450	450

		15,578

Industrials — 1.7%
Air Lease
4.500%, 01/15/16	300	304
2.125%, 01/15/18	230	228
Canadian National Railway
0.480%, 08/06/15 (A)	1,000	1,000
GATX
1.250%, 03/04/17	215	214
Hutchison Whampoa International 14
1.625%, 10/31/17 (B)	400	399
Norfolk Southern
5.750%, 01/15/16	980	1,001
PACCAR Financial MTN
1.100%, 06/06/17	325	325

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pentair Finance
1.350%, 12/01/15	$285	$286
Precision Castparts
0.700%, 12/20/15	145	145
Rockwell Collins
0.636%, 09/15/15 (A)	690	690

		4,592

Information Technology — 0.8%
Fidelity National Information Services
1.450%, 06/05/17	170	169
Hewlett-Packard
1.226%, 08/10/15 (A)	500	493
3.000%, 09/15/16	1,000	1,018
TSMC Global
0.950%, 04/03/16 (B)	325	324
Western Union
2.375%, 12/10/15	85	85

		2,089

Materials — 1.4%
Glencore Funding LLC
1.445%, 08/27/15 (A) (B)	700	700
Monsanto
0.476%, 08/07/15 (A)	710	708
1.150%, 06/30/17	500	497
Rio Tinto Finance USA PLC
1.123%, 09/17/15 (A)	955	956
Xstrata Finance Canada
2.050%, 10/23/15 (B)	900	901

		3,762

Telecommunications — 1.6%
AT&T
0.665%, 08/12/15 (A)	600	600
1.212%, 09/30/15 (A)	450	452
5.500%, 02/01/18	870	947
British Telecommunications PLC
1.250%, 02/14/17	270	270
Verizon Communications
0.681%, 09/09/15 (A)	560	558
2.036%, 09/14/15 (A)	470	485
1.350%, 06/09/17	1,230	1,229

		4,541

Utilities — 1.8%
Dominion Gas Holdings LLC
1.050%, 11/01/16	550	550
Duke Energy
0.664%, 10/03/15 (A)	1,450	1,447
Duke Energy Progress
0.479%, 09/06/15 (A)	180	179
Exelon
1.550%, 06/09/17	585	585

20	SEI Daily Income Trust / Semi-Annual Report / July 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Georgia Power
0.625%, 11/15/15	$1,500	$1,499
Hydro-Quebec
1.375%, 06/19/17	225	227
Southern
1.300%, 08/15/17	310	309
Xcel Energy
1.200%, 06/01/17	280	280

		5,076

Total Corporate Obligations (Cost $134,818) ($ Thousands)		134,780

ASSET-BACKED SECURITIES — 21.8%

Automotive — 12.5%
Ally Auto Receivables Trust, Ser 2014-SN1, Cl A3
0.750%, 02/21/17	245	245
Ally Master Owner Trust, Ser 2014-4, Cl A1
0.587%, 08/15/15 (A)	850	850
Ally Master Owner Trust, Ser 2014-5, Cl A2
1.600%, 08/15/15	650	652
Ally Master Owner Trust, Ser 2013-1, Cl A2
1.000%, 02/15/18	825	826
Ally Master Owner Trust, Ser 2013-1, Cl A1
0.637%, 08/15/15 (A)	310	310
Ally Master Owner Trust, Ser 2014-4, Cl A2
1.430%, 06/17/19	635	636
American Credit Acceptance Receivables Trust, Ser 2013-1, Cl A
1.450%, 04/16/18 (B)	44	44
American Credit Acceptance Receivables Trust, Ser 2014-1, Cl A
1.140%, 03/12/18 (B)	24	24
American Credit Acceptance Receivables Trust, Ser 2014-4, Cl A
1.330%, 07/10/18 (B)	106	106
AmeriCredit Automobile Receivables Trust, Ser 2012-4, Cl B
1.310%, 11/08/17	330	330
AmeriCredit Automobile Receivables Trust, Ser 2013-2, Cl A3
0.650%, 12/08/17	240	240
AmeriCredit Automobile Receivables Trust, Ser 2014-1, Cl A3
0.900%, 02/08/19	700	700

Description	Face Amount ($ Thousands)	Value ($ Thousands)

AmeriCredit Automobile Receivables Trust, Ser 2013-3, Cl A3
0.920%, 04/09/18	$197	$197
AmeriCredit Automobile Receivables Trust, Ser 2012-5, Cl A3
0.620%, 06/08/17	7	7
ARI Fleet Lease Trust, Ser 2012-A, Cl A
0.737%, 08/15/15 (A) (B)	167	167
ARI Fleet Lease Trust, Ser 2013-A, Cl A3
0.920%, 07/15/21 (B)	100	100
ARI Fleet Lease Trust, Ser 2014-A, Cl A2
0.810%, 11/15/22 (B)	116	116
ARI Fleet Lease Trust, Ser 2012-B, Cl A
0.487%, 08/15/15 (A) (B)	405	405
ARI Fleet Lease Trust, Ser 2013-A, Cl A2
0.700%, 12/15/15 (B)	17	17
Bank of The West Auto Trust, Ser 2015-1, Cl A2B
0.537%, 08/01/15 (A) (B)	700	700
California Republic Auto Receivables Trust, Ser 2013-1, Cl A2
1.410%, 09/17/18 (B)	443	444
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A3
1.320%, 06/20/18	190	191
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl B
2.320%, 07/20/18	520	527
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A1A
0.680%, 05/20/16	7	7
CarMax Auto Owner Trust, Ser 2011-2, Cl A4
1.350%, 02/15/17	166	166
CarMax Auto Owner Trust, Ser 2012-3, Cl C
1.500%, 08/15/18	120	121
CarMax Auto Owner Trust, Ser 2012-3, Cl A4
0.790%, 04/16/18	1,230	1,229
CarMax Auto Owner Trust, Ser 2012-1, Cl C
2.200%, 10/16/17	365	368
CarMax Auto Owner Trust, Ser 2012-1, Cl D
3.090%, 08/15/18	875	885
Chesapeake Funding LLC, Ser 2014-1A, Cl A
0.608%, 08/07/15 (A) (B)	609	609

SEI Daily Income Trust / Semi-Annual Report / July 31, 2015	21

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

July 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Chesapeake Funding LLC, Ser 2012-2A, Cl A
0.638%, 08/07/15 (A) (B)	$97	$97
Chesapeake Funding LLC, Ser 2012-1A, Cl A
0.938%, 08/07/15 (A) (B)	177	177
Chesapeake Funding LLC, Ser 2015-1A, Cl B
1.138%, 08/09/15 (A) (B)	460	459
Chesapeake Funding LLC, Ser 2011-2A, Cl A
1.438%, 08/07/15 (A) (B)	193	194
CNH Wholesale Master Note Trust, Ser 2013-2A, Cl A
0.787%, 08/15/15 (A) (B)	425	425
CPS Auto Receivables Trust, Ser 2014-A, Cl A
1.210%, 08/15/18 (B)	172	172
CPS Auto Receivables Trust, Ser 2013-D, Cl A
1.540%, 07/16/18 (B)	509	510
CPS Auto Receivables Trust, Ser 2015-A, Cl A
1.530%, 07/15/19 (B)	874	872
Credit Acceptance Auto Loan Trust, Ser 2014-1A, Cl A
1.550%, 10/15/21 (B)	415	416
Credit Acceptance Auto Loan Trust, Ser 2013-1A, Cl A
1.210%, 10/15/20 (B)	190	190
Credit Acceptance Auto Loan Trust, Ser 2013-2A, Cl A
1.500%, 04/15/21 (B)	365	366
DT Auto Owner Trust, Ser 2014-2A, Cl A
0.680%, 08/15/17 (B)	127	127
Enterprise Fleet Financing LLC, Ser 2014-2, Cl A2
1.050%, 03/20/20 (B)	189	189
Enterprise Fleet Financing LLC, Ser 2013-2, Cl A2
1.060%, 03/20/19 (B)	196	196
Enterprise Fleet Financing LLC, Ser 2013-1, Cl A2
0.680%, 09/20/18 (B)	149	149
First Investors Auto Owner Trust, Ser 2014-1A, Cl A2
0.800%, 02/15/18 (B)	104	104
First Investors Auto Owner Trust, Ser 2014-2A, Cl A2
0.860%, 08/15/18 (B)	274	273
First Investors Auto Owner Trust, Ser 2013-3A, Cl A3
1.440%, 10/15/19 (B)	398	398

Description	Face Amount ($ Thousands)	Value ($ Thousands)

First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/18 (B)	$46	$46
First Investors Auto Owner Trust, Ser 2013-2A, Cl A2
1.230%, 03/15/19 (B)	205	205
First Investors Auto Owner Trust, Ser 2012-2A, Cl A2
1.470%, 05/15/18 (B)	52	52
Flagship Credit Auto Trust 2013-2, Ser 2013-2, Cl A
1.940%, 01/15/19 (B)	273	274
Ford Credit Auto Lease Trust, Ser 2014-B, Cl A4
1.100%, 11/15/17	615	616
Ford Credit Auto Owner Trust, Ser 2012-B, Cl D
2.930%, 10/15/18	600	611
Ford Credit Auto Owner Trust, Ser 2012-A, Cl B
1.880%, 08/15/17	475	478
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl B
1.400%, 02/15/19	80	80
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.567%, 08/15/15 (A)	945	945
Ford Credit Floorplan Master Owner Trust, Ser 2013-5, Cl A2
0.655%, 08/15/15 (A)	310	310
GE Dealer Floorplan Master Note Trust, Ser 2014-2, Cl A
0.637%, 08/20/15 (A)	665	663
GM Financial Automobile Leasing Trust, Ser 2015-1, Cl B
2.140%, 06/20/19	390	393
GM Financial Leasing Trust, Ser 2014-1A, Cl A3
1.010%, 05/22/17 (B)	1,140	1,142
GMF Floorplan Owner Revolving Trust, Ser 2015-1, Cl A2
0.686%, 05/15/20 (A) (B)	1,475	1,475
Hertz Fleet Lease Funding, Ser 2013-3, Cl B
1.235%, 08/10/15 (A) (B)	765	765
Honda Auto Receivables Owner Trust, Ser 2012-3, Cl A3
0.560%, 05/15/16	4	4
M&T Bank Auto Receivables Trust, Ser 2013-1A, Cl A3
1.060%, 11/15/17 (B)	430	431
M&T Bank Auto Receivables Trust, Ser 2013-1A, Cl A4
1.570%, 08/15/18 (B)	750	754

22	SEI Daily Income Trust / Semi-Annual Report / July 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Mercedes-Benz Auto Lease Trust, Ser 2013-B, Cl A3
0.620%, 07/15/16	$62	$62
Mercedes-Benz Auto Receivables Trust, Ser 2013-1, Cl A3
0.780%, 08/15/17	125	125
Mercedes-Benz Master Owner Trust, Ser 2012-AA, Cl A
0.790%, 11/15/17 (B)	360	360
Porsche Innovative Lease Owner Trust, Ser 2013-1, Cl A4
0.880%, 10/22/19 (B)	310	310
Prestige Auto Receivables Trust, Ser 2012-1A, Cl A3
1.760%, 10/16/17 (B)	60	60
Prestige Auto Receivables Trust, Ser 2013-1A, Cl A2
1.090%, 02/15/18 (B)	74	74
Prestige Auto Receivables Trust, Ser 2014-1A, Cl A2
0.970%, 03/15/18 (B)	445	445
Prestige Auto Receivables Trust, Ser 2015-1, Cl A2
1.090%, 02/15/19 (B)	210	210
Prestige Auto Receivables Trust, Ser 2013-1A, Cl A3
1.330%, 05/15/19 (B)	495	496
Santander Drive Auto Receivables Trust, Ser 2012-4, Cl C
2.940%, 12/15/17	308	310
Santander Drive Auto Receivables Trust, Ser 2013-2, Cl B
1.330%, 03/15/18	485	486
Santander Drive Auto Receivables Trust, Ser 2012-3, Cl D
3.640%, 05/15/18	430	438
Santander Drive Auto Receivables Trust, Ser 2013-2, Cl A2A
0.660%, 06/15/17	8	8
Santander Drive Auto Receivables Trust, Ser 2012-5, Cl B
1.560%, 08/15/18	175	175
Santander Drive Auto Receivables Trust, Ser 2012-1, Cl C
3.780%, 11/15/17	216	217
Santander Drive Auto Receivables Trust, Ser 2014-4, Cl A2A
0.670%, 01/16/18	142	142
SMART Trust, Ser 2014-1US, Cl A2B
0.486%, 08/14/15 (A)	134	134
SNAAC Auto Receivables Trust, Ser 2014-1A, Cl A
1.030%, 09/17/18 (B)	143	143

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Susquehanna Auto Receivables Trust, Ser 2014-1, Cl A3
1.000%, 02/15/18 (B)	$425	$425
Volkswagen Auto Lease Trust, Ser 2014-A, Cl A2A
0.520%, 10/20/16	164	164
Volkswagen Credit Auto Master Trust, Ser 2014-1A, Cl A1
0.538%, 08/20/15 (A) (B)	400	400
Volvo Financial Equipment LLC, Ser 2014-1A, Cl A3
0.820%, 04/16/18 (B)	240	240
Volvo Financial Equipment LLC, Ser 2013-1A, Cl A3
0.740%, 03/15/17 (B)	181	181
Westlake Automobile Receivables Trust, Ser 2014-2A, Cl A2
0.970%, 10/16/17 (B)	498	498
Westlake Automobile Receivables Trust, Ser 2015-1A, Cl B
1.680%, 11/16/20 (B)	505	503
Westlake Automobile Receivables Trust, Ser 2014-1A, Cl A2
0.700%, 05/15/17 (B)	131	131
Westlake Automobile Receivables Trust, Ser 2014-2A, Cl C
2.240%, 04/15/20 (B)	250	250
Westlake Automobile Receivables Trust, Ser 2013-1A, Cl A2
1.120%, 01/15/18 (B)	58	58
Westlake Automobile Receivables Trust, Ser 2015-2A, Cl A2A
1.280%, 07/16/18 (B)	645	645
Wheels SPV 2, Ser 2014-1A, Cl A2
0.840%, 03/20/23 (B)	197	196
World Omni Master Owner Trust, Ser 2013-1, Cl A
0.537%, 08/15/15 (A) (B)	555	555

		34,218

Credit Card — 2.3%
American Express Credit Account Master Trust, Ser 2013-3, Cl A
0.980%, 05/15/19	185	185
Cabela’s Master Credit Card Trust, Ser 2014-1, Cl A
0.537%, 08/15/15 (A)	165	165
Cabela’s Master Credit Card Trust, Ser 2013-2A A2, Cl A2
0.837%, 08/15/15 (A) (B)	210	211
Capital One Multi-Asset Execution Trust, Ser 2013-A3, Cl A3
0.960%, 09/16/19	360	360

SEI Daily Income Trust / Semi-Annual Report / July 31, 2015	23

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

July 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Chase Issuance Trust, Ser 2012-A5, Cl A5
0.590%, 08/15/17	$540	$540
Chase Issuance Trust, Ser 2014-A1, Cl A1
1.150%, 01/15/19	275	276
Chase Issuance Trust, Ser 2014-A6, Cl A
1.260%, 07/15/19	400	400
Chase Issuance Trust, Ser 2007-B1, Cl B1
0.437%, 08/15/15 (A)	450	448
Citibank Credit Card Issuance Trust, Ser 2014-A2, Cl A2
1.020%, 02/22/19	415	415
Citibank Credit Card Issuance Trust, Ser 2014-A4, Cl A4
1.230%, 04/24/19	650	652
Citibank Credit Card Issuance Trust, Ser 2013-A3, Cl A3
1.110%, 07/23/18	500	501
Dryrock Issuance Trust, Ser 2012-2, Cl A
0.640%, 08/15/18	480	480
Golden Credit Card Trust, Ser 2012-5A, Cl A
0.790%, 09/15/17 (B)	575	575
Master Credit Card Trust, Ser 2012-2A, Cl A
0.780%, 04/21/17 (B)	360	360
Synchrony Credit Card Master Note Trust, Ser 2014-1, Cl A
1.610%, 11/15/20	650	653

		6,221

Miscellaneous Business Services — 6.6%
Apidos CDO, Ser 2013-12A, Cl A
1.274%, 08/15/15 (A) (B)	600	591
Avalon IV Capital, Ser 2014-1AR, Cl AR
1.459%, 10/17/15 (A) (B)	303	303
Bear Stearns Asset-Backed-Securities Trust, Ser 2005-SD2, Cl 2A1
0.847%, 08/25/15 (A)	52	52
Cent CLO 16, Ser 2014-16AR, Cl A1AR
1.505%, 08/03/15 (A) (B)	500	499
Cent CLO 16, Ser 2014-20A, Cl A
1.724%, 01/25/26 (A) (B)	600	597
CIFC Funding, Ser 2013-1A, Cl A1
1.426%, 10/16/15 (A) (B)	485	480
CIT Equipment Collateral, Ser 2014-VT1, Cl A2
0.860%, 05/22/17 (B)	1,005	1,005

Description	Face Amount ($ Thousands)	Value ($ Thousands)

CNH Equipment Trust, Ser 2012-D, Cl A3
0.650%, 04/16/18	$388	$388
CNH Equipment Trust, Ser 2014-C, Cl A2
0.630%, 12/15/17	863	863
Credit-Based Asset Servicing and Securitization LLC, Ser 2005-CB3, Cl M2
0.805%, 08/27/15 (A)	825	818
Dell Equipment Finance Trust, Ser 2014-1, Cl A3
0.940%, 06/22/20 (B)	500	500
Dryden XXXI Senior Loan Fund, Ser 2014-31A, Cl A
1.523%, 10/18/15 (A) (B)	250	249
GE Equipment Small Ticket LLC, Ser 2014-1A, Cl A3
0.950%, 09/25/17 (B)	400	400
GreatAmerica Leasing Receivables, Ser 2015-1, Cl A3
1.540%, 07/20/18 (B)	905	907
HLSS Servicer Advance Receivables Backed Notes, Ser 2012-T2, Cl A2
1.990%, 10/15/45 (B)	625	624
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T1, Cl B2
1.744%, 01/16/46 (B)	405	405
ING IM CLO, Ser 2014-1A, Cl A1
1.775%, 10/18/15 (A) (B)	290	289
ING IM CLO, Ser 2014-1RA, Cl A2R
2.136%, 08/02/15 (A) (B)	500	500
John Deere Owner Trust, Ser 2012-B, Cl A4
0.690%, 01/15/19	580	580
Kubota Credit Owner Trust, Ser 2015-1A, Cl A2
0.940%, 08/15/15 (B)	420	420
Kubota Credit Owner Trust, Ser 2014-1A, Cl A2
0.580%, 02/15/17 (B)	101	101
Limerock CLO II, Ser 2014-2A, Cl A
1.775%, 08/18/15 (A) (B)	500	500
Madison Park Funding CLO, Ser 2007-4A, Cl A1B
0.581%, 09/24/15 (A) (B)	420	409
MMAF Equipment Finance LLC, Ser 2011-AA, Cl A4
2.100%, 07/15/17 (B)	233	234
MMAF Equipment Finance LLC, Ser 2014-AA, Cl A3
0.870%, 01/08/19 (B)	560	558

24	SEI Daily Income Trust / Semi-Annual Report / July 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MMAF Equipment Finance LLC, Ser 2013-AA, Cl A2
0.690%, 05/09/16 (B)	$7	$7
Navient Student Loan Trust, Ser 2014-1, Cl A1
0.437%, 08/25/15 (A)	985	983
Neuberger Berman CLO XVI, Ser 2014-16A, Cl A1
1.759%, 09/11/15 (A) (B)	405	403
NYCTL Trust, Ser 2015-A, Cl A
1.340%, 11/10/28 (B)	580	580
NYCTL Trust, Ser 2014-A, Cl A
1.030%, 11/10/27 (B)	82	82
Oak Hill Credit Partners, Ser 2013-8A, Cl A
1.294%, 10/21/15 (A) (B)	360	356
Octagon Investment Partners XVI, Ser 2013-1A, Cl A
1.394%, 10/17/15 (A) (B)	550	543
Ocwen Freddie Advance Funding, Ser 2015-T1, Cl AT1
2.062%, 11/15/45 (B)	230	230
OHA Intrepid Leveraged Loan Fund, Ser 2013-1AR, Cl AR
1.208%, 08/22/15 (A) (B)	239	239
Race Point VI CLO, Ser 2014-6RA, Cl BR
2.413%, 08/24/15 (A) (B)	425	425
SLM Student Loan Trust, Ser 2006-10, Cl A4
0.365%, 10/25/15 (A)	37	37
SLM Student Loan Trust, Ser 2011-A, Cl A1
1.187%, 08/15/15 (A) (B)	24	25
SLM Student Loan Trust, Ser 2006-4, Cl A5
0.395%, 10/25/15 (A)	148	147
SLM Student Loan Trust, Ser 2007-2, Cl A2
0.277%, 10/25/15 (A)	13	13
SLM Student Loan Trust, Ser 2011-B, Cl A1
1.037%, 08/15/15 (A) (B)	162	162
Springleaf Funding Trust, Ser 2014-AA, Cl A
2.410%, 12/15/22 (B)	445	446
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF1, Cl A1
0.331%, 08/25/15 (A)	129	127
Structured Asset Securities Mortgage Loan Trust, Ser 2006-GEL3, Cl A2
0.421%, 08/25/15 (A) (B)	497	494
Symphony CLO VIII, Ser 2014-8AR, Cl BR
2.033%, 08/02/15 (A) (B)	475	475

		18,046

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Mortgage Related — 0.4%
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
0.867%, 08/27/15 (A)	$239	$234
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-4, Cl A1
0.907%, 08/27/15 (A)	278	274
Bear Stearns Asset-Backed-Securities Trust, Ser 2005-HE3, Cl M2
1.105%, 08/25/15 (A)	351	347
JPMorgan Mortgage Acquisition, Ser 2005-FLD1, Cl M2
0.922%, 08/25/15 (A)	108	108
Option One Mortgage Loan Trust, Ser 2005-4, Cl A3
0.441%, 08/25/15 (A)	50	49
Option One Mortgage Loan Trust, Ser 2005-1, Cl A1A
0.687%, 08/25/15 (A)	194	191

		1,203

Total Asset-Backed Securities (Cost $59,754) ($ Thousands)		59,688

MORTGAGE-BACKED SECURITIES — 15.2%

Agency Mortgage-Backed Obligations — 4.3%
FHLMC
5.000%, 06/01/26	126	132
4.500%, 09/01/26	64	68
2.251%, 08/01/15 (A)	103	106
2.238%, 08/01/15 (A)	102	108
FHLMC REMIC, Ser 2004-2764, Cl OE
4.500%, 03/15/19	65	68
FHLMC REMIC, Ser 2009-3570, Cl A
4.500%, 08/01/15	157	165
FHLMC REMIC, Ser 2010-3634, Cl EA
4.000%, 11/15/23	20	20
FNMA
6.000%, 01/01/27	34	39
5.000%, 04/01/20 to 03/01/25	791	849
2.465%, 08/01/15 (A)	12	12
2.261%, 08/01/15 (A)	25	26
2.245%, 08/01/15 (A)	9	10
2.194%, 08/01/15 (A)	94	98
2.140%, 08/01/15 (A)	38	39
2.092%, 08/01/15 (A)	39	41
1.375%, 08/01/15 (A)	16	16
FNMA REMIC, Ser 1993-58, Cl H
5.500%, 04/25/23	29	32

SEI Daily Income Trust / Semi-Annual Report / July 31, 2015	25

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

July 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

FNMA REMIC, Ser 2001-33, Cl FA
0.635%, 08/25/15 (A)	$23	$23
FNMA REMIC, Ser 2002-64, Cl FG
0.438%, 08/18/15 (A)	24	24
FNMA REMIC, Ser 2002-77, Cl CB
5.000%, 12/25/17	109	113
FNMA REMIC, Ser 2008-18, Cl HD
4.000%, 12/25/18	83	85
FNMA REMIC, Ser 2010-64, Cl EH
5.000%, 10/25/35	14	14
FNMA REMIC, Ser 2011-109, Cl PK
4.000%, 08/25/41	105	111
FNMA TBA
3.500%, 08/01/40	850	897
3.000%, 08/25/26	4,200	4,358
GNMA
2.500%, 08/01/15 (A)	116	123
GNMA, Ser 2009-10, Cl JA
4.500%, 03/16/34	83	87
GNMA, Ser 2009-113, Cl MJ
4.000%, 03/16/23	242	249
GNMA, Ser 2010-47, Cl AT
3.000%, 11/16/30	272	274
GNMA, Ser 2010-86, Cl PG
3.000%, 01/20/36	84	85
GNMA, Ser 2011-106, Cl ME
3.000%, 06/20/38	196	199
GNMA, Ser 2011-110, Cl A
2.237%, 03/16/33	134	134
GNMA, Ser 2011-62, Cl PA
3.000%, 01/20/40	753	765
Mortgage-Linked Amortizing Notes, Ser 2012-1, Cl A10
2.060%, 01/15/22	61	62
NCUA Guaranteed Notes, Ser 2010-R1, Cl 2A
1.840%, 10/07/20	7	7
NCUA Guaranteed Notes, Ser 2010-R1, Cl 1A
0.637%, 08/04/15 (A)	586	589
NCUA Guaranteed Notes, Ser 2010-R2, Cl 1A
0.555%, 08/06/15 (A)	180	181
NCUA Guaranteed Notes, Ser 2011-R1, Cl 1A
0.635%, 08/04/15 (A)	455	457
NCUA Guaranteed Notes, Ser 2011-R2, Cl 1A
0.587%, 08/09/15 (A)	252	252
NCUA Guaranteed Notes, Ser 2011-R3, Cl 1A
0.587%, 08/09/15 (A)	579	580
NCUA Guaranteed Notes, Ser 2011-R4, Cl 1A
0.559%, 08/05/15 (A)	289	289

Description	Face Amount ($ Thousands)	Value ($ Thousands)

NCUA Guaranteed Notes, Ser 2011-R6, Cl 1A
0.565%, 08/07/15 (A)	$78	$78

		11,865

Non-Agency Mortgage-Backed Obligations — 10.9%
BAMLL Commercial Mortgage Securities Trust, Ser 2014-ICTS, Cl A
0.986%, 08/15/15 (A) (B)	250	249
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
2.711%, 08/01/15 (A) (B)	283	262
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
1.887%, 08/01/15 (A) (B)	36	33
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-12, Cl 11A1
2.639%, 08/01/15 (A) (B)	89	70
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
2.720%, 08/01/15 (A) (B)	126	116
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
2.723%, 08/01/15 (A) (B)	215	194
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PW10, Cl A4
5.405%, 12/11/40 (A)	277	278
Bear Stearns Commercial Mortgage Securities Trust, Ser 2006-PW13, Cl A4
5.540%, 09/11/41	403	416
Bear Stearns Commercial Mortgage Securities Trust, Ser 2006-PWR11, Cl A4
5.430%, 08/01/15	411	414
BLCP Hotel Trust, Ser CLRN, Cl A
1.137%, 08/15/15 (A) (B)	500	499
CD Mortgage Trust, Ser 2006-CD2, Cl A4
5.378%, 08/12/15 (A)	790	794
CD Mortgage Trust, Ser 2007-CD4, Cl A4
5.322%, 12/11/49	575	596
CD Mortgage Trust, Ser 2007-CD5, Cl A4
5.886%, 08/15/48 (A)	431	463
Citigroup Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.711%, 12/10/49 (A)	650	692

26	SEI Daily Income Trust / Semi-Annual Report / July 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Citigroup Commercial Mortgage Trust, Ser 2008-C7, Cl A4
6.144%, 08/01/15 (A)	$389	$417
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A1
0.685%, 09/10/45	194	194
Citigroup Commercial Mortgage Trust, Ser 2014-388G, Cl A
0.936%, 08/15/15 (A) (B)	450	448
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
2.634%, 08/01/15 (A) (B)	53	53
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
2.696%, 08/01/15 (A) (B)	207	190
COBALT CMBS Commercial Mortgage Trust, Ser 2006-C1, Cl A4
5.223%, 08/15/48	612	635
COMM 2012-9W57 Mortgage Trust, Ser 9W57, Cl A
2.365%, 08/06/15 (B)	600	609
Commercial Mortgage Pass-Through Certificates, Ser 2010-C1, Cl A1
3.156%, 07/10/46 (B)	159	159
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR2, Cl A1
0.824%, 08/15/45	147	147
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A1
0.666%, 11/15/45	141	141
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR4, Cl A1
0.704%, 10/15/45	183	182
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR10, Cl A1
1.278%, 08/10/46	188	188
Commercial Mortgage Pass-Through Certificates, Ser CR9, Cl A1
1.344%, 07/10/45	805	805
Commercial Mortgage Trust, Ser 2014-BBG, Cl A
0.988%, 08/15/15 (A) (B)	1,145	1,144
Countrywide Home Loans, Ser 2004-29, Cl 1A1
0.725%, 08/25/15 (A) (B)	29	27
Countrywide Home Loans, Ser 2005-HY10, Cl 3A1A
2.502%, 08/01/15 (A) (B)	174	146
Credit Suisse Commercial Mortgage Trust, Ser C4, Cl A3
5.467%, 09/15/39	811	834
CSMC Trust 2014, Ser TIKI, Cl A
1.137%, 08/15/15 (A) (B)	430	428

Description	Face Amount ($ Thousands)	Value ($ Thousands)

DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/46 (B)	$454	$457
FDIC Structured Sale Guaranteed Notes, Ser 2010-S1, Cl 1A
0.737%, 08/01/15 (A) (B)	126	126
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M1
1.041%, 08/25/15 (A) (B)	336	335
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 1M1
1.137%, 08/25/15 (A) (B)	230	228
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 2M1
1.141%, 08/25/15 (A) (B)	172	171
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
1.391%, 08/25/15 (A) (B)	487	485
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 1M1
1.337%, 08/25/15 (A) (B)	129	128
GE Capital Commercial Mortgage, Ser C4, Cl A4
5.318%, 08/01/15 (A)	777	777
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
2.992%, 08/01/15 (A) (B)	216	199
Granite Master Issuer PLC, Ser 2006-3, Cl A3
0.268%, 08/22/15 (A) (B)	420	417
Granite Master Issuer PLC, Ser 2006-3, Cl A4
0.270%, 08/20/15 (A) (B)	395	393
Granite Master Issuer PLC, Ser 2006-4, Cl A6
0.368%, 08/20/15 (A) (B)	51	51
Granite Master Issuer PLC, Ser 2007-1, Cl 3A1
0.388%, 08/20/15 (A) (B)	61	61
Granite Master Issuer PLC, Ser 2007-1, Cl 2A1
0.328%, 08/20/15 (A) (B)	54	53
Granite Master Issuer PLC, Ser 2007-1, Cl 1M1
0.488%, 08/20/15 (A) (B)	350	338
GS Mortgage Securities II, Ser 2010-C2, Cl A1
3.849%, 12/10/43 (B)	614	624
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A1
0.662%, 11/10/45	154	153
GS Mortgage Securities II, Ser GC13, Cl A1
1.206%, 07/10/46	118	118

SEI Daily Income Trust / Semi-Annual Report / July 31, 2015	27

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

July 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

GS Mortgage Securities II, Ser GC14, Cl A1
1.217%, 08/10/46	$169	$170
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
2.778%, 08/01/15 (A) (B)	260	236
GSR Mortgage Loan Trust, Ser 2006-AR1, Cl 2A1
2.701%, 08/01/15 (A) (B)	288	267
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
2.739%, 08/01/15 (A) (B)	248	203
Hilton USA Trust, Ser HLF, Cl AFL
1.188%, 08/10/15 (A) (B)	222	222
Hilton USA Trust, Ser ORL, Cl A
1.086%, 08/15/15 (A) (B)	1,000	984
Homestar Mortgage Acceptance, Ser 2004-3, Cl AV2C
0.765%, 08/25/15 (A) (B)	392	391
Impac CMB Trust, Ser 2004-9, Cl 1A1
0.945%, 08/25/15 (A) (B)	69	63
Impac CMB Trust, Ser 2005-2, Cl 1A1
0.710%, 08/03/15 (A) (B)	76	70
Impac CMB Trust, Ser 2005-3, Cl A1
0.665%, 08/25/15 (A) (B)	70	63
Impac CMB Trust, Ser 2005-5, Cl A1
0.825%, 08/25/15 (A) (B)	57	51
Impac CMB Trust, Ser 2005-8, Cl 1A
0.445%, 08/25/15 (A) (B)	186	160
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-LDP4, Cl A4
4.918%, 08/01/15 (A)	57	57
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-LDP7, Cl A4
5.905%, 08/01/15 (A)	164	167
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C15, Cl A2
2.977%, 11/15/45	585	604
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-CBM, Cl A
1.087%, 08/15/15 (A) (B)	875	870
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-PHH, Cl A
1.384%, 08/15/15 (A) (B)	375	376

Description	Face Amount ($ Thousands)	Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-CSMO, Cl A
1.436%, 08/15/15 (A) (B)	$1,000	$998
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C1, Cl A1
3.853%, 06/15/43 (B)	18	18
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-C8, Cl A1
0.705%, 10/15/45	55	55
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-C13, Cl A1
1.303%, 01/15/46	157	158
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
2.531%, 08/01/15 (A) (B)	130	122
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
2.528%, 08/01/15 (A) (B)	156	134
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.858%, 07/15/40 (A)	394	413
Merrill Lynch Mortgage Investors, Ser 2005-A3, Cl A1
0.457%, 08/25/15 (A) (B)	67	64
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
2.896%, 08/01/15 (A) (B)	272	229
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl A4
5.378%, 08/12/48	110	114
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl A2
1.972%, 08/15/45	299	302
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A1
0.664%, 11/15/45	60	60
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C11, Cl A2
3.085%, 08/15/46	200	207
Morgan Stanley Re-Remic Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/51 (B)	272	271
MortgageIT Trust, Ser 2005-5, Cl A1
0.447%, 08/25/15 (A) (B)	264	239

28	SEI Daily Income Trust / Semi-Annual Report / July 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Opteum Mortgage Acceptance Asset-Backed Pass-Through Certificates, Ser 2005-2, Cl AII1
0.524%, 08/25/15 (A) (B)	$165	$166
Paragon Mortgages PLC, Ser 2006-12A, Cl A2C
0.494%, 08/15/15 (A) (B)	114	103
Paragon Mortgages PLC, Ser 2007-15A, Cl A2C
0.506%, 10/19/15 (A) (B)	271	244
Residential Funding Mortgage Securities I, Ser 2007-SA3, Cl 2A1
3.834%, 08/01/15 (A) (B)	203	165
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
0.728%, 08/20/15 (A) (B)	32	30
Silverstone Master Issuer PLC, Ser 2012-1A, Cl 1A
1.842%, 10/22/15 (A) (B)	100	100
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl A
1.270%, 06/25/58 (A) (B)	198	198
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A1
0.726%, 08/10/49	228	227
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C21, Cl A4
5.262%, 08/01/15 (A)	31	31
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C22, Cl A4
5.284%, 08/01/15 (A)	165	165
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.312%, 08/01/15 (A) (B)	290	267
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl A1
0.687%, 10/15/45	222	221
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.621%, 08/01/15 (A) (B)	119	120
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR10, Cl 2A1
2.683%, 08/01/15 (A) (B)	243	237
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR12, Cl 1A1
2.498%, 08/01/15 (A) (B)	138	129

Description	Face Amount ($ Thousands)	Value ($ Thousands)

WFRBS Commercial Mortgage Trust, Ser 2011-C2, Cl A2
3.791%, 02/15/44 (B)	$859	$862
WFRBS Commercial Mortgage Trust, Ser 2011-C3, Cl B
3.240%, 03/15/44 (B)	282	285
WFRBS Commercial Mortgage Trust, Ser 2012-C10, Cl A1
0.734%, 12/15/45	496	494
WFRBS Commercial Mortgage Trust, Ser 2012-C6, Cl A1
1.081%, 04/15/45	91	91
WFRBS Commercial Mortgage Trust, Ser 2012-C9, Cl A1
0.673%, 11/15/45	285	284
WFRBS Commercial Mortgage Trust, Ser 2013-C15, Cl A1
1.264%, 08/15/46	119	120

		29,814

Total Mortgage-Backed Securities (Cost $42,321) ($ Thousands)		41,679

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.5%
FFCB
0.450%, 09/08/16	3,000	3,000
FHLB
0.375%, 06/24/16 to 06/24/16	4,500	4,499
1.125%, 09/28/16	880	881
1.625%, 04/13/17	950	953
FHLMC
1.000%, 06/19/17	500	501
1.400%, 05/25/18	400	400
1.500%, 06/25/18	700	701
FHLMC MTN
1.400%, 05/25/18	1,500	1,501

Total U.S. Government Agency Obligations (Cost $12,439) ($ Thousands)		12,436

MUNICIPAL BONDS — 4.3%

California — 0.7%
California State, RB
5.950%, 04/01/16	920	953
Orange County, Ser A, RB
0.580%, 11/02/15	445	445
University of California, Ser Y-1, RB
0.687%, 08/01/15 (A)	490	490

		1,888

Florida — 0.2%
Florida State, Hurricane Catastrophe Fund Finance, Ser A, RB
1.298%, 07/01/16	620	623

SEI Daily Income Trust / Semi-Annual Report / July 31, 2015	29

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

July 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Hawaii — 0.2%
Hawaii State, Ser ES, GO
0.731%, 08/01/16	$655	$656

Illinois — 0.2%
City of Chicago, Midway Airport Revenue, Ser C, RB
1.320%, 01/01/16	270	271
Illinois State, Ser B, GO
1.780%, 04/01/16	300	301

		572

Kentucky — 0.2%
Louisville, Regional Airport Authority, Ser C, RB
0.769%, 07/01/16	410	411

Minnesota — 0.2%
St. Paul, Housing and Redevelopment Authority, GO
1.041%, 07/01/16	415	415

New Jersey — 1.7%
New Jersey State, Economic Development Authority, Ser 00, RB
1.059%, 03/01/16	500	499
New Jersey State, Economic Development Authority, Ser Q, RB
1.096%, 06/15/16	2,675	2,664
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
1.087%, 12/15/16	1,250	1,242
New Jersey State, Turnpike Authority, Ser B, RB
4.252%, 01/01/16	175	178

		4,583

North Carolina — 0.3%
North Carolina Eastern Municipal Power Agency, RB
1.561%, 07/01/17	790	793

Pennsylvania — 0.0%
Pennsylvania Industrial Development Authority, RB
1.635%, 07/01/16 (B)	120	120

Texas — 0.4%
City of El Paso, Harris County Toll Road Authority, GO
1.049%, 08/15/16	455	457

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Harris County, Toll Road Authority, RB
2.440%, 08/15/15	$735	$735

		1,192

Utah — 0.2%
Intermountain Power Agency, Sub-Ser B, RB
0.785%, 07/01/16	610	610

Total Municipal Bonds (Cost $11,870) ($ Thousands)		11,863

U.S. TREASURY OBLIGATIONS — 3.8%
U.S. Treasury Notes
0.625%, 11/30/17 to 11/30/17	8,200	8,136
1.375%, 06/30/18	2,390	2,418

Total U.S. Treasury Obligations (Cost $10,533) ($ Thousands)		10,554

COMMERCIAL PAPER — 1.0%
Motiva Enterprises
0.510%, 08/03/15	2,000	2,000
Prudential Financial
0.350%, 08/04/15	700	700

Total Commercial Paper (Cost $2,700) ($ Thousands)		2,700

REPURCHASE AGREEMENT — 1.8%
BNP Paribas 0.150%, dated 07/31/15, to be repurchased on 08/03/15, repurchase price $4,800,060 (collateralized by various FNMA and FMAC obligations, ranging in par value $8 - $405,992, 3.500% - 6.500%, 06/01/19 - 07/01/47; with total market value $4,896,001) (C)	4,800	4,800

Total Repurchase Agreement (Cost $4,800) ($ Thousands)		4,800

Total Investments — 101.5% (Cost $279,235) ($ Thousands)		$278,500

A list of the open futures contracts held by the Fund at July 31, 2015, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 2-Year Treasury Note	(6)	Oct-2015	$(3)
U.S. 5-Year Treasury Note	10	Oct-2015	6
U.S. Long Treasury Bond	(1)	Sep-2015	(1)
U.S. 10-Year Tresuary Note	(23)	Sep-2015	(4)

			$(2)

30	SEI Daily Income Trust / Semi-Annual Report / July 31, 2015

For the period ended July 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $274,424 ($ Thousands).

†	Real Estate Investment Trust.

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2015. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Tri-Party Repurchase Agreement.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FMAC — Financial Management Advisory Committee

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

NCUA — National Credit Union Association

PLC — Public Limited Company

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$134,780	$—	$134,780
Asset-Backed Securities	—	59,688	—	59,688
Mortgage-Backed Securities	—	41,679	—	41,679
U.S. Government Agency Obligations	—	12,436	—	12,436
Municipal Bonds	—	11,863	—	11,863
Commercial Paper	—	2,700	—	2,700
U.S. Treasury Obligations	—	10,554	—	10,554
Repurchase Agreement	—	4,800	—	4,800

Total Investments in Securities	$—	$278,500	$—	$278,500

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$6	$—	$—	$6
Unrealized Depreciation	(8)	—	—	(8)

Total Other Financial Instruments	$(2)	$—	$—	$(2)

*	Futures Contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

As of July 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. As of July 31, 2015, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2015	31

SCHEDULE OF INVESTMENTS (Unaudited)

Short-Duration Government Fund

July 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 40.3%

Agency Mortgage-Backed Obligations — 40.3%
FHLMC
4.879%, 05/19/17	$5,000	$5,278
4.500%, 02/01/22 to 06/01/26	8,730	9,317
2.705%, 08/01/15 (A)	1	1
2.566%, 08/01/15 (A)	38	39
2.551%, 08/01/15 (A)	4,478	4,652
2.548%, 08/01/15 (A)	25	26
2.427%, 08/01/15 (A)	2	2
2.403%, 08/01/15 (A)	11	11
2.381%, 08/01/15 (A)	6	6
2.375%, 08/01/15 (A)	11	11
2.357%, 08/01/15 (A)	1,013	1,062
2.339%, 08/01/15 (A)	25	26
2.310%, 08/01/15 (A)	16	17
2.260%, 08/01/15 (A)	9	10
2.250%, 08/01/15 (A)	64	67
2.174%, 08/01/15 (A)	8	9
2.169%, 08/01/15 (A)	9	9
2.125%, 08/01/15 (A)	9	9
2.000%, 08/01/15 (A)	2	3
1.875%, 08/01/15 (A)	2	2
1.750%, 08/01/15 (A)	2	2
1.625%, 08/01/15 (A)	3	3
FHLMC REMIC, Ser 2002-42, Cl A5
7.500%, 02/25/42	474	564
FHLMC REMIC, Ser 2004-2864, Cl NV
4.500%, 08/15/15	32	32
FHLMC REMIC, Ser 2006-3148, Cl CF
0.587%, 11/15/15	426	430
FHLMC REMIC, Ser 2006-3174, Cl FA
0.487%, 04/15/36	3,081	3,085
FHLMC REMIC, Ser 2010-3628, Cl PJ
4.500%, 01/15/40	4,545	4,923
FHLMC REMIC, Ser 3153, Cl FX
0.537%, 11/15/15	162	163
FHLMC, Ser K710, Cl A2
1.883%, 05/25/19	6,000	6,057
FHLMC, Ser KGRP, Cl A
0.564%, 08/25/15	6,083	6,105
FNMA
7.000%, 06/01/37	14	16

Description	Face Amount ($ Thousands)	Value ($ Thousands)

6.500%, 05/01/26 to 01/01/36	$376	$441
6.000%, 02/01/23 to 09/01/24	4,159	4,602
5.500%, 06/01/16 to 12/01/25	1,083	1,195
5.300%, 07/01/19	767	823
5.250%, 08/01/24	1,299	1,529
5.090%, 08/01/15 (A)	3,782	3,818
5.000%, 03/01/19 to 08/01/19	131	137
4.500%, 08/01/21 to 10/01/31	6,191	6,767
4.450%, 01/01/21	5,172	5,737
4.330%, 04/01/21 to 07/01/21	3,739	4,153
4.301%, 07/01/21	531	588
4.295%, 06/01/21	3,693	4,090
4.230%, 01/01/21	4,699	5,184
4.070%, 04/01/19	1,182	1,266
4.066%, 07/01/20	2,628	2,854
4.050%, 01/01/21	1,000	1,087
4.040%, 06/01/21	11,642	12,708
4.000%, 05/01/26 to 08/01/26	3,685	3,899
3.980%, 08/01/21	2,292	2,497
3.970%, 06/01/21	1,996	2,169
3.890%, 01/01/24	1,138	1,238
3.880%, 12/01/20	93	101
3.870%, 09/01/21	946	1,027
3.840%, 08/01/21	6,945	7,530
3.800%, 01/01/23	1,962	2,126
3.770%, 08/01/21	973	1,050
3.750%, 06/01/22	1,252	1,349
3.743%, 06/01/18	2,824	2,991
3.700%, 11/01/20	859	921
3.630%, 01/01/18	2,335	2,448
3.580%, 12/01/20	928	995
3.500%, 11/01/21	3,122	3,338
3.470%, 11/01/20	166	177
3.400%, 03/01/22	3,721	3,955
3.355%, 01/01/27	1,359	1,419
3.270%, 05/01/21	496	525
3.260%, 12/01/20	587	621
3.250%, 04/01/21 to 11/01/21	2,670	2,821
3.210%, 09/01/21	347	365
3.050%, 10/01/20	59	61
2.990%, 10/01/17	3,219	3,322
2.940%, 06/01/22	300	312
2.930%, 05/01/22	722	749
2.830%, 05/01/21	453	470
2.810%, 06/01/22	1,000	1,029
2.759%, 04/01/22	641	661
2.720%, 05/01/21	2,145	2,218
2.515%, 10/01/22	700	707
2.383%, 08/01/15 (A)	283	296
2.360%, 06/01/19	1,540	1,578
2.310%, 10/01/22	2,320	2,322
2.295%, 08/01/15 (A)	15	15
2.250%, 10/01/22 to 10/01/22	5,313	5,286
2.220%, 10/01/22	2,305	2,296

32	SEI Daily Income Trust / Semi-Annual Report / July 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

2.194%, 08/01/15 (A)	$449	$468
2.150%, 05/01/22	4,752	4,715
2.103%, 08/01/15 (A)	29	30
2.092%, 08/01/15 (A)	150	157
2.067%, 08/01/15 (A)	246	250
2.016%, 08/01/15 (A)	90	92
FNMA REMIC, Ser 1992-61, Cl FA
0.841%, 11/25/15 (A)	58	59
FNMA REMIC, Ser 1993-32, Cl H
6.000%, 03/25/23	23	25
FNMA REMIC, Ser 1993-5, Cl Z
6.500%, 02/25/23	12	13
FNMA REMIC, Ser 1994-77, Cl FB
1.691%, 08/25/15 (A)	5	5
FNMA REMIC, Ser 2001-51, Cl QN
6.000%, 10/25/16	11	12
FNMA REMIC, Ser 2002-3, Cl PG
5.500%, 02/25/17	59	60
FNMA REMIC, Ser 2002-53, Cl FK
0.591%, 08/25/15 (A)	87	88
FNMA REMIC, Ser 2003-76, Cl CA
3.750%, 07/25/33	122	127
FNMA REMIC, Ser 2006-76, Cl QF
0.591%, 11/25/15 (A)	801	807
FNMA REMIC, Ser 2006-79, Cl DF
0.541%, 11/25/15 (A)	663	666
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/37	843	936
FNMA REMIC, Ser 2007-64, Cl FB
0.561%, 07/25/37 (A)	4,455	4,462
FNMA REMIC, Ser 2008-16, Cl FA
0.891%, 03/25/38 (A)	6,472	6,551
FNMA REMIC, Ser 2010-149, Cl VA
4.500%, 02/25/22	6,599	7,121
FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/40	3,494	3,852
FNMA TBA
6.000%, 08/01/33	2,200	2,497
5.500%, 08/01/37	700	786
5.000%, 08/15/40	500	553
4.500%, 09/01/33	28,300	30,702
4.000%, 08/13/39	21,100	22,447
3.500%, 08/01/40 to 09/01/40	27,800	29,002
FNMA, Ser 2010-M5, Cl A2
2.806%, 07/25/20	7,705	7,914
GNMA
6.500%, 04/15/17 to 02/20/39	570	652
6.000%, 06/15/16 to 06/15/41	13,620	15,665
5.500%, 10/15/34 to 02/15/41	4,653	5,240
5.000%, 09/15/39 to 04/15/41	3,142	3,487
4.000%, 07/15/41 to 08/15/41	307	328
GNMA TBA
6.000%, 08/01/33	1,600	1,805
5.500%, 08/01/23	500	561

Description	Face Amount ($ Thousands)	Value ($ Thousands)

5.000%, 08/20/38	$500	$553
4.000%, 08/01/39	100	106
3.500%, 08/15/41	8,500	8,876
NCUA Guaranteed Notes, Ser 2010-R1, Cl 2A
1.840%, 10/07/20	77	78

Total Mortgage-Backed Securities (Cost $320,284) ($ Thousands)		325,548

U.S. GOVERNMENT AGENCY OBLIGATIONS — 32.0%
FHLMC
0.875%, 02/22/17 (C)	88,715	89,013
FNMA
1.250%, 09/28/16 to 01/30/17	125,600	126,729
0.875%, 05/21/18	35,400	35,243
HUD
0.930%, 08/01/17	7,000	6,981

Total U.S. Government Agency Obligations (Cost $256,973) ($ Thousands)		257,966

U.S. TREASURY OBLIGATIONS — 19.0%
U.S. Treasury Notes
4.500%, 02/15/16	46,550	47,612
0.875%, 04/30/17	97,365	97,806
1.500%, 01/31/19	7,575	7,657

Total U.S. Treasury Obligations (Cost $152,662) ($ Thousands)		153,075

REPURCHASE AGREEMENTS — 20.5%
BNP Paribas 0.150%, dated 07/31/15, to be repurchased on 08/03/15, repurchase price $133,501,669 (collateralized by various FMAC and GNMA obligations, ranging in par value $26,828 - $4,921,593, 3.000% - 6.000%, 06/01/21 - 02/01/41; with total market value $136,170,000) (B)	133,500	133,500
Deutsche Bank 0.170%, dated 07/31/15, to be repurchased on 08/03/15, repurchase price $32,100,455 (collateralized by various FCSB obligations, ranging in par value $4,468,000 - $28,198,000, 1.720% - 3.170%, 07/22/19 - 07/21/25; with total market value $32,742,875) (B)	32,100	32,100

Total Repurchase Agreements (Cost $165,600) ($ Thousands)		165,600

Total Investments — 111.8% (Cost $895,519) ($ Thousands)		$902,189

SEI Daily Income Trust / Semi-Annual Report / July 31, 2015	33

SCHEDULE OF INVESTMENTS (Unaudited)

Short-Duration Government Fund (Concluded)

July 31, 2015

A list of the open futures contracts held by the Fund at July 31, 2015, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	101	Sep-2015	$59
U.S. 2-Year Treasury Note	209	Oct-2015	(37)
U.S. 5-Year Treasury Note	(521)	Oct-2015	(299)
U.S. Long Treasury Bond	15	Sep-2015	64

			$(213)

For the period ended July 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $806,974 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2015. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	Tri-Party Repurchase Agreement.

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

FCSB — Federal Farm Credit Banks Consolidated Systemwide Bonds

FHLMC — Federal Home Loan Mortgage Corporation

FMAC — Financial Management Advisory Committee

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

HUD — Housing and Urban Development

NCUA — National Credit Union Association

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$325,548	$—	$325,548
U.S. Government Agency Obligations	—	257,966	—	257,966
U.S. Treasury Obligations	—	153,075	—	153,075
Repurchase Agreements	—	165,600	—	165,600

Total Investments in Securities	$—	$902,189	$—	$902,189

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$123	$—	$—	$123
Unrealized Depreciation	(336)	—	—	(336)

Total Other Financial Instruments	$(213)	$—	$—	$(213)

*	Futures Contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

As of July 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. As of July 31, 2015, there were no Level 3 securities.

For more information on valuation inputs, see Note — 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

34	SEI Daily Income Trust / Semi-Annual Report / July 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Duration Government Fund

July 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 63.0%

Agency Mortgage-Backed Obligations — 63.0%
FHLMC
6.500%, 01/01/18 to 12/01/32	$80	$93
6.000%, 09/01/24	271	307
5.500%, 06/01/19 to 12/01/20	120	127
2.551%, 08/01/15 (A)	206	214
FHLMC REMIC, Ser 1990-165, Cl K
6.500%, 09/15/21	2	2
FHLMC REMIC, Ser 2004-2802, Cl PF
0.590%, 08/15/15 (A)	106	106
FNMA
6.500%, 03/01/33 to 10/01/34	65	77
6.000%, 02/01/23	123	136
5.500%, 12/01/25	738	828
5.250%, 08/01/24	649	764
5.010%, 04/01/19	1,002	1,110
5.000%, 06/01/23	656	709
4.500%, 04/01/26 to 10/01/31	447	486
4.000%, 05/01/26 to 08/01/26	287	304
3.500%, 11/01/21	52	55
3.270%, 05/01/21	15	16
3.250%, 04/01/21 to 11/01/21	81	85
3.080%, 01/01/27	300	304
3.070%, 01/01/22	749	783
3.050%, 10/01/20	24	26
2.830%, 05/01/21	15	15
2.810%, 06/01/22	500	515
2.759%, 04/01/22	641	661
2.720%, 05/01/21	73	76
2.515%, 10/01/22	55	56
2.360%, 06/01/19	50	51
2.310%, 10/01/22	180	180
2.250%, 10/01/22	90	90
2.220%, 10/01/22	176	175
FNMA REMIC, Ser 2001-51, Cl QN
6.000%, 10/25/16	16	16
FNMA REMIC, Ser 2006-79, Cl DF
0.541%, 11/25/15 (A)	117	118
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/37	147	163
FNMA REMIC, Ser 2010-149, Cl VA
4.500%, 02/25/22	675	729

Description	Face Amount ($ Thousands)	Value ($ Thousands)

FNMA TBA
4.500%, 09/01/33	$400	$434
4.000%, 08/13/39	900	957
3.500%, 08/01/40 to 09/01/40	900	933
3.000%, 09/13/42	100	100
FNMA, Ser 2010-M5, Cl A2
2.806%, 07/25/20	1,856	1,906
GNMA
8.750%, 07/20/17 to 07/20/17	2	2
8.500%, 11/20/16 to 08/20/17	3	3
7.500%, 11/15/25 to 03/15/27	10	12
6.000%, 09/15/24	306	346
5.000%, 05/15/40 to 06/15/40	36	40
4.500%, 06/15/41	158	172
4.000%, 07/15/41	209	223
GNMA TBA
3.500%, 08/15/41	200	209
3.000%, 08/15/42	100	103
NCUA Guaranteed Notes, Ser 2010-R1, Cl 2A
1.840%, 10/07/20	19	19

Total Mortgage-Backed Securities (Cost $14,397) ($ Thousands)		14,836

U.S. TREASURY OBLIGATIONS — 8.3%
U.S. Treasury Notes
1.500%, 01/31/19	1,530	1,547
2.375%, 08/15/24	400	406

Total U.S. Treasury Obligations (Cost $1,930) ($ Thousands)		1,953

U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.0%
FHLMC
0.875%, 03/07/18	3,120	3,111
HUD
1.880%, 08/01/19	175	178

Total U.S. Government Agency Obligations (Cost $3,263) ($ Thousands)		3,289

ASSET-BACKED SECURITY — 0.4%

Other — 0.4%
Small Business Administration, Ser 2005-P10B, Cl 1
4.940%, 08/10/15	86	86

Total Asset-Backed Security (Cost $86) ($ Thousands)		86

SEI Daily Income Trust / Semi-Annual Report / July 31, 2015	35

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Duration Government Fund (Concluded)

July 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENT — 25.0%
BNP Paribas 0.150%, dated 07/31/15, to be repurchased on 08/03/15, repurchase price $5,900,074 (collateralized by various FNMA and FMAC obligations, ranging in par value $1.00 - $5,544,604, 1.250% - 7.000%, 01/30/17 - 04/30/45; with total market value $6,018,000) (B)	$5,900	$5,900

Total Repurchase Agreement (Cost $5,900) ($ Thousands)		5,900

Total Investments — 110.7% (Cost $25,576) ($ Thousands)		$26,064

A list of the open futures contracts held by the Fund at July 31, 2015, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(6)	Sep-2015	$(3)
U.S. 2-Year Treasury Note	(21)	Oct-2015	(9)
U.S. 5-Year Treasury Note	90	Oct-2015	60
U.S. Long Treasury Bond	(1)	Sep-2015	(5)

			$43

For the period ended July 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $23,542 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2015. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	Tri-Party Repurchase Agreement.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FMAC — Financial Management Advisory Committee

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

HUD — Housing and Urban Development

NCUA — National Credit Union Association

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$14,836	$—	$14,836
U.S. Government Agency Obligations	—	3,289	—	3,289
Asset-Backed Security	—	86	—	86
U.S. Treasury Obligations	—	1,953	—	1,953
Repurchase Agreement	—	5,900	—	5,900

Total Investments in Securities	$—	$26,064	$—	$26,064

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$60	$—	$—	$60
Unrealized Depreciation	(17)	—	—	(17)

Total Other Financial Instruments	$43	$—	$—	$43

*	Futures Contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

As of July 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. As of July 31, 2015, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

36	SEI Daily Income Trust / Semi-Annual Report / July 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

GNMA Fund

July 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 96.9%

Agency Mortgage-Backed Obligations — 96.9%
FNMA
8.000%, 07/01/25 to 09/01/28	$34	$37
7.000%, 08/01/29 to 09/01/32	69	73
6.500%, 09/01/32	78	89
4.250%, 10/01/28	4,587	5,061
4.180%, 11/01/28	1,703	1,869
3.355%, 01/01/27	1,359	1,419
FNMA REMIC, Ser 1990-91, Cl G
7.000%, 08/25/20	13	14
FNMA REMIC, Ser 1992-105, Cl B
7.000%, 06/25/22	25	27
FNMA REMIC, Ser 2002-42, Cl C
6.000%, 07/25/17	182	188
FNMA TBA
4.000%, 08/13/39	1,200	1,277
3.500%, 08/01/40 to 09/01/40	1,975	2,049
GNMA
10.000%, 05/15/16 to 09/15/19	8	7
9.500%, 08/15/17 to 10/15/20	16	17
9.000%, 12/15/17 to 05/15/22	54	56
8.500%, 10/15/16 to 06/15/17	6	6
8.000%, 04/15/17 to 03/15/32	274	305
7.750%, 10/15/26	26	30
7.500%, 02/15/27 to 10/15/35	209	247
7.250%, 01/15/28	72	80
7.000%, 04/15/19 to 06/20/38	2,553	3,016
6.750%, 11/15/27	11	13
6.500%, 09/15/16 to 10/15/38	945	1,095
6.000%, 07/15/24 to 12/15/40	2,034	2,317
5.500%, 01/15/33 to 02/15/41	3,336	3,799
5.000%, 06/15/33 to 01/20/45	10,431	11,632
4.500%, 08/15/33 to 09/20/41	5,741	6,279
4.000%, 12/15/40 to 11/15/42	5,478	5,853
3.875%, 05/15/42	1,892	2,013
3.500%, 03/20/41 to 06/20/45	6,950	7,265
2.500%, 07/20/45	1,000	975
GNMA REMIC, Ser 2002-45, Cl QE
6.500%, 06/20/32	366	429
GNMA TBA
4.500%, 08/15/39	1,200	1,293
4.000%, 08/01/39 to 08/01/42 (C)	2,700	2,735
3.500%, 08/15/41	28,250	29,495
3.000%, 08/15/42 to 08/20/43	9,950	10,119
GNMA, Ser 2003-9, Cl Z
5.500%, 01/20/33	1,000	1,132

Total Mortgage-Backed Securities (Cost $99,270) ($ Thousands)		102,311

Description	Face Amount ($ Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENTS — 47.1%
BNP Paribas 0.150%, dated 07/31/15, to be repurchased on 08/03/15, repurchase price $24,800,310 (collateralized by various FMAC, FNMA, GNMA and U.S. Treasury obligations, ranging in par value $3 - $27,040,200, 0.625% - 6.000%, 04/30/18 - 08/01/45; with total market value $25,296,000) (B)	$24,800	$24,800
Deutsche Bank 0.170% dated 07/31/15, to be repurchased on 08/03/15, repurchase price $25,000,354 (collateralized by a U.S. Treasury Note, par value $24,363,000, 3.125%, 02/15/43, with total market value of $25,500,024) (B)	25,000	25,000

Total Repurchase Agreements (Cost $49,800) ($ Thousands)		49,800

Total Investments — 144.0% (Cost $149,070) ($ Thousands)		$152,111

A list of the open futures contracts held by the Fund at July 31, 2015, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(7)	Sep-2015	$(1)
U.S. Long Treasury Bond	6	Sep-2015	35

			$34

For the period ended July 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $105,596 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2015. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	Tri-Party Repurchase Agreement.

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

FMAC — Financial Management Advisory Committee

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$102,311	$—	$102,311
Repurchase Agreements	—	49,800	—	49,800

Total Investments in Securities	$—	$152,111	$—	$152,111

SEI Daily Income Trust / Semi-Annual Report / July 31, 2015	37

SCHEDULE OF INVESTMENTS (Unaudited)

GNMA Fund (Concluded)

July 31, 2015

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$35	$—	$—	$35
Unrealized Depreciation	(1)	—	—	(1)

Total Other Financial Instruments	$34	$—	$—	$34

*	Futures Contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

As of July 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. As of July 31, 2015, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

38	SEI Daily Income Trust / Semi-Annual Report / July 31, 2015

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Statements of Assets and Liabilities ($ Thousands)

July 31, 2015 (Unaudited)

	Money Market Fund		Government Fund		Government II Fund		Prime Obligation Fund
ASSETS:
Investments, at value†	$218,124		$768,527		$1,218,392		$4,220,036
Repurchase agreements†	39,176		1,170,000		—		575,991
Cash	10,755		135,881		1		215,617
Receivable for investment securities sold	—		—		—		—
Interest receivable	53		956		846		1,240
Receivable for fund shares sold	—		—		—		77
Receivable for variation margin	—		—		—		—
Prepaid expenses	11		77		51		201
Total Assets	268,119		2,075,441		1,219,290		5,013,162
LIABILITIES:
Payable for investment securities purchased	—		5,455		3,205		356
Shareholder servicing fees payable	—		—		—		—
Investment advisory fees payable	8		59		38		155
Administration fees payable	36		71		24		613
Income distribution payable	2		14		9		59
Trustees’ fees payable	—		1		—		3
Chief Compliance Officer fees payable	1		4		3		13
Payable for fund shares redeemed	—		—		—		—
Payable for variation margin	—		—		—		—
Accrued expense payable	9		68		42		202
Total Liabilities	56		5,672		3,321		1,401
Net Assets	$268,063		$2,069,769		$1,215,969		$5,011,761
†Cost of investments and repurchase agreements	$257,300		$1,938,527		$1,218,392		$4,796,027
NET ASSETS:
Paid-in Capital — (unlimited authorization — no par value)	$268,061		$2,069,800		$1,215,967		$5,011,808
Undistributed (Distributions in excess of) net investment income	2		—		(3)		—
Accumulated net realized gain (loss) on investments	—		(31)		5		(47)
Net unrealized appreciation (depreciation) on investments	—		—		—		—
Net unrealized depreciation on futures contracts	—		—		—		—
Net Assets	$268,063		$2,069,769		$1,215,969		$5,011,761
Net Asset Value, Offering and Redemption Price Per Share — Class A	$1.00		$1.00		$1.00		$1.00
	($153,131,819 ÷ 153,161,510 shares	)	($1,904,020,286 ÷ 1,904,075,841 shares	)	($1,054,018,021 ÷ 1,054,082,539 shares	)	($4,906,693,209 ÷ 4,906,735,002 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class B	$1.00		$1.00		$1.00		$1.00
	($70,900,642 ÷ 70,900,309 shares	)	($120,911,435 ÷ 120,941,279 shares	)	($143,361,031 ÷ 143,395,260 shares	)	($75,512,160 ÷ 75,515,780 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class C	$1.00		$1.00		$1.00		$1.00
	($22,332,355 ÷ 22,332,244 shares	)	($2,225,656 ÷ 2,227,240 shares	)	($18,589,660 ÷ 18,589,106 shares	)	($7,930,669 ÷ 7,931,042 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class H	N/A		N/A		N/A		$1.00
							($18,331,608 ÷ 18,332,928 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	N/A		N/A		N/A		N/A

Net Asset Value, Offering and Redemption Price Per Share — Sweep Class	$1.00		$1.00		N/A		$1.00
	($21,698,166 ÷ 21,694,320 shares	)	($42,611,937 ÷ 42,614,090 shares	)			($3,293,449 ÷ 3,292,989 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Class B, C, H, Y and Sweep Class currently not offered.

The accompanying notes are an integral part of the financial statements.

40	SEI Daily Income Trust / Semi-Annual Report / July 31, 2015

Treasury Fund		Treasury II Fund		Ultra Short Duration Bond Fund	Short-Duration Government Fund		Intermediate-Duration Government Fund	GNMA Fund

$ 20,381		$588,306		$273,700	$736,589		$20,164	$102,311
166,260		—		4,800	165,600		5,900	49,800
14,475		—		90	4		132	76
—		—		1,163	8,825		408	8,817
27		1,479		608	2,543		55	197
—		—		96	765		16	57
—		—		4	95		36	7
14		26		11	28		1	5
201,157		589,811		280,472	914,449		26,712	161,270

—		—		5,801	106,088		3,122	55,315
—		—		—	64		2	50
16		5		13	84		3	17
—		—		23	455		9	121
2		3		36	95		4	28
—		—		—	1		—	—
1		1		1	2		—	—
—		—		136	432		6	119
—		—		17	195		11	7
12		17		21	59		13	17
31		26		6,048	107,475		3,170	55,674
$201,126		$589,785		$274,424	$806,974		$23,542	$105,596
$186,641		$588,306		$279,235	$895,519		$25,576	$149,070

$201,126		$589,771		$296,886	$808,880		$24,432	$102,226
—		15		(247)	8		(9)	(243)
—		(1)		(21,478)	(8,371)		(1,412)	538
—		—		(735)	6,670		488	3,041
—		—		(2)	(213)		43	34
$201,126		$589,785		$274,424	$806,974		$23,542	$105,596
$1.00		$1.00		$9.32	$10.48		$11.64	$10.83
($98,059,344 ÷ 98,086,646 shares	)	($417,769,864 ÷ 417,882,533 shares	)	($274,424,414 ÷ 29,454,300 shares )	($752,579,801 ÷ 71,822,950 shares	)	($23,542,308 ÷ 2,022,212 shares )	($105,596,080 ÷ 9,750,508 shares	)
$1.00		$1.00		N/A	N/A		N/A	N/A
($85,901,755 ÷ 85,921,175 shares	)	($168,063,749 ÷ 168,084,915 shares	)
$1.00		$1.00		N/A	N/A		N/A	N/A
($10,895,171 ÷ 10,895,512 shares	)	($3,951,192 ÷ 3,951,092 shares	)
N/A		N/A		N/A	N/A		N/A	N/A

N/A		N/A		N/A	$10.48		N/A	N/A
					($54,394,272 ÷ 5,190,936 shares	)

$1.00		N/A		N/A	N/A		N/A	N/A
($6,269,546 ÷ 6,287,960 shares	)

SEI Daily Income Trust / Semi-Annual Report / July 31, 2015	41

Statements of Operations ($ Thousands)

For the six months ended July 31, 2015 (Unaudited)

	Money Market Fund	Government Fund	Government II Fund	Prime Obligation Fund
Investment Income:
Interest Income	$258	$1,084	$594	$5,446
Expenses:
Administration Fees	394	2,332	1,132	5,161
Shareholder Servicing Fees — Class A Shares	189	2,213	1,291	6,639
Shareholder Servicing Fees — Sweep Class Shares	27	54	—	4
Distribution Fees — Sweep Class Shares	56	110	—	9
Administrative and Shareholder Servicing Fees — Class B Shares	98	185	214	124
Administrative and Shareholder Servicing Fees — Class C Shares	59	13	41	45
Administrative and Shareholder Servicing Fees — Class H Shares	—	—	—	40
Investment Advisory Fees	92	680	417	1,901
Trustees’ Fees	2	12	8	35
Chief Compliance Officer Fees	1	4	3	11
Registration Fees	7	47	32	122
Custodian/Wire Agent Fees	8	57	35	157
Pricing Fees	—	4	2	10
Other Expenses	13	92	58	245
Total Expenses	946	5,803	3,233	14,503
Less, Waiver of:
Investment Advisory Fees	(46)	(340)	(209)	(951)
Administration Fees	(236)	(1,985)	(944)	(1,587)
Reimbursement from Administration Fees	—	—	—	—
Shareholder Servicing Fees — Class A Shares	(189)	(2,213)	(1,291)	(6,639)
Administrative & Shareholder Servicing Fees — Class B Shares	(95)	(185)	(214)	(123)
Administrative & Shareholder Servicing Fees — Class C Shares	(58)	(13)	(41)	(45)
Administrative & Shareholder Servicing Fees — Class H Shares	—	—	—	(40)
Shareholder Servicing & Distribution Fees — Sweep Class	(83)	(164)	—	(13)
Net Expenses	239	903	534	5,105
Net Investment Income	19	181	60	341
Net Realized and Unrealized Gain (Loss) on/from:
Investments	—	—	5	3
Futures Contracts	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on/from:
Investments	—	—	—	—
Futures Contracts	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	$19	$181	$65	$344

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

42	SEI Daily Income Trust / Semi-Annual Report / July 31, 2015

Treasury Fund	Treasury II Fund	Ultra Short Duration Bond Fund	Short-Duration Government Fund	Intermediate-Duration Government Fund	GNMA Fund

$118	$146	$1,391	$4,210	$225	$916

390	727	396	1,109	40	163
142	536	330	857	25	136
145	—	—	—	—	—
296	—	—	—	—	—
126	259	—	—	—	—
26	10	—	—	—	—
—	—	—	—	—	—
114	212	132	370	—	—
2	4	2	5	10	54
1	1	1	2	—	1
9	17	6	18	—	—
10	18	8	22	1	3
1	1	20	57	1	3
15	30	12	35	2	15
1,277	1,815	907	2,475	79	375

(57)	(106)	(106)	—	(10)	—
(384)	(727)	(74)	(208)	—	—
—	(62)	—	—	—	(5)
(142)	(536)	(224)	(514)	(15)	(27)
(126)	(259)	—	—	—	—
(26)	(10)	—	—	—	—
—	—	—	—	—	—
(441)	—	—	—	—	—
101	115	503	1,753	54	343
17	31	888	2,457	171	573

—	—	4	272	10	155
—	—	(79)	(2,563)	81	(199)

—	—	(126)	(2,042)	(163)	(746)
—	—	146	104	(127)	(17)
$17	$31	$833	$(1,772)	$(28)	$(234)

SEI Daily Income Trust / Semi-Annual Report / July 31, 2015	43

Statements of Changes in Net Assets ($ Thousands)

For the six months ended July 31, 2015 (Unaudited) and the year ended January 31

	Money Market Fund		Government Fund
	2/1/15-7/31/15	2/1/14-1/31/15	2/1/15-7/31/15	2/1/14-1/31/15
Operations:
Net Investment Income	$19	$28	$181	$378
Net Realized Gain on Investments	—	—	—	1
Net Increase in Net Assets Resulting from Operations	19	28	181	379
Dividends to Shareholders:
Net Investment Income
Class A	(14)	(15)	(165)	(335)
Class B	(3)	(8)	(12)	(29)
Class C	(1)	(3)	—	(1)
Class H	—	—	—	—
Sweep Class	(1)	(2)	(4)	(13)
Total Dividends	(19)	(28)	(181)	(378)
Capital Share Transactions (All at $1.00 per share)
Class A:
Proceeds from Shares Issued	180,864	501,241	5,547,232	11,108,570
Reinvestment of Dividends & Distributions	8	9	32	94
Cost of Shares Redeemed	(175,019)	(523,529)	(5,431,535)	(10,843,937)
Net Increase (Decrease) from Class A Transactions	5,853	(22,279)	115,729	264,727
Class B:
Proceeds from Shares Issued	101,398	286,653	262,924	619,369
Reinvestment of Dividends & Distributions	2	5	8	20
Cost of Shares Redeemed	(100,217)	(271,603)	(261,446)	(646,901)
Net Increase (Decrease) from Class B Transactions	1,183	15,055	1,486	(27,512)
Class C:
Proceeds from Shares Issued	92,512	197,324	154,908	389,657
Reinvestment of Dividends & Distributions	—	1	—	—
Cost of Shares Redeemed	(92,809)	(200,137)	(158,477)	(394,117)
Net Increase (Decrease) from Class C Transactions	(297)	(2,812)	(3,569)	(4,460)
Class H:
Proceeds from Shares Issued	—	—	—	—
Reinvestment of Dividends & Distributions	—	—	—	—
Cost of Shares Redeemed	—	—	—	—
Net Increase (Decrease) from Class H Transactions	—	—	—	—
Sweep Class:
Proceeds from Shares Issued	146,947	277,785	85,847	224,637
Reinvestment of Dividends & Distributions	—	—	4	12
Cost of Shares Redeemed	(149,083)	(275,420)	(98,845)	(279,594)
Net Increase (Decrease) from Sweep Class Transactions	(2,136)	2,365	(12,994)	(54,945)
Net Increase (Decrease) in Net Assets from Capital Shares Transactions	4,603	(7,671)	100,652	177,810
Net Increase (Decrease) in Net Assets	4,603	(7,671)	100,652	177,811
Net Assets:
Beginning of Period	263,460	271,131	1,969,117	1,791,306
End of Period	$268,063	$263,460	$2,069,769	$1,969,117
Undistributed (Distributions in Excess of) Net Investment Income	$2	$2	$—	$—

N/A — Not applicable. Class B, C, H, Y and Sweep Class currently not offered.

Amounts designated as “—” are zero or have been rounded to zero

The accompanying notes are an integral part of the financial statements.

44	SEI Daily Income Trust / Semi-Annual Report / July 31, 2015

Government II Fund		Prime Obligation Fund		Treasury Fund		Treasury II Fund
2/1/15-7/31/15	2/1/14-1/31/15	2/1/15-7/31/15	2/1/14-1/31/15	2/1/15-7/31/15	2/1/14-1/31/15	2/1/15-7/31/15	2/1/14-1/31/15

$60	$128	$341	$496	$17	$37	$31	$71
5	2	3	6	—	5	—	3
65	130	344	502	17	42	31	74

(52)	(108)	(335)	(482)	(6)	(13)	(22)	(48)
(7)	(18)	(4)	(9)	(4)	(10)	(9)	(22)
(1)	(2)	(1)	(3)	(1)	(1)	—	(1)
—	—	(1)	(2)	—	—	—	—
—	—	—	—	(6)	(13)	—	—
(60)	(128)	(341)	(496)	(17)	(37)	(31)	(71)

1,343,480	3,046,015	17,014,143	32,895,448	404,591	982,066	733,149	1,890,227
5	11	125	184	4	9	9	22
(1,442,169)	(3,139,591)	(17,398,889)	(31,812,544)	(431,181)	(903,757)	(806,597)	(1,839,502)
(98,684)	(93,565)	(384,621)	1,083,088	(26,586)	78,318	(73,439)	50,747

268,552	974,037	218,206	409,317	221,282	515,970	304,062	991,366
6	12	1	1	3	9	1	2
(297,959)	(975,015)	(226,191)	(417,649)	(220,015)	(540,994)	(335,888)	(1,039,276)
(29,401)	(966)	(7,984)	(8,331)	1,270	(25,015)	(31,825)	(47,908)

57,481	106,851	66,801	238,965	14,578	53,042	13,005	41,616
—	—	—	—	—	—	—	—
(55,550)	(111,024)	(81,582)	(234,001)	(14,254)	(54,725)	(13,223)	(52,895)
1,931	(4,173)	(14,781)	4,964	324	(1,683)	(218)	(11,279)

N/A	N/A	12,986	32,334	—	—	—	—
N/A	N/A	1	2	—	—	—	—
N/A	N/A	(14,672)	(33,121)	—	—	—	—
N/A	N/A	(1,685)	(785)	—	—	—	—

N/A	N/A	12,959	26,554	85,014	178,641	N/A	N/A
N/A	N/A	—	—	—	—	N/A	N/A
N/A	N/A	(13,791)	(26,417)	(199,321)	(184,407)	N/A	N/A
N/A	N/A	(832)	137	(114,307)	(5,766)	N/A	N/A
(126,154)	(98,704)	(409,903)	1,079,073	(139,299)	45,854	(105,482)	(8,440)
(126,149)	(98,702)	(409,900)	1,079,079	(139,299)	45,859	(105,482)	(8,437)

1,342,118	1,440,820	5,421,661	4,342,582	340,425	294,566	695,267	703,704
$1,215,969	$1,342,118	$5,011,761	$5,421,661	$201,126	$340,425	$589,785	$695,267
$(3)	$(3)	$—	$—	$—	$—	$15	$15

SEI Daily Income Trust / Semi-Annual Report / July 31, 2015	45

Statements of Changes in Net Assets ($ Thousands)

For the six months ended July 31, 2015 (Unaudited) and the year ended January 31

	Ultra Short Duration Bond Fund
	2/1/15-7/31/15	2/1/14-1/31/15
Operations:
Net Investment Income	$888	$1,627
Net Realized Gain (Loss) on Investments and Futures Contracts	(75)	303
Net Change in Unrealized Appreciation (Depreciation) on Investments and Futures Contracts	20	(540)
Net Increase (Decrease) in Net Assets Resulting from Operations	833	1,390
Dividends to Shareholders:
Net Investment Income
Class A	(1,134)	(2,129)
Class Y	N/A	N/A
Total Dividends	(1,134)	(2,129)
Capital Share Transactions:
Class A:
Proceeds from Shares Issued	58,288	76,923
Reinvestment of Dividends & Distributions	906	1,669
Cost of Shares Redeemed	(40,083)	(93,460)
Net Increase (Decrease) from Class A Transactions	19,111	(14,868)
Capital Share Transactions:
Class Y:
Proceeds from Shares Issued	N/A	N/A
Reinvestment of Dividends & Distributions	N/A	N/A
Cost of Shares Redeemed	N/A	N/A
Net Increase (Decrease) from Class Y Transactions	N/A	N/A
Net Increase (Decrease) in Net Assets from Capital Share Transactions	19,111	(14,868)
Net Increase (Decrease) in Net Assets	18,810	(15,607)
NET ASSETS:
Beginning of Period	255,614	271,221
End of Period	$274,424	$255,614
Undistibuted (Distributions in Excess of) Net Investment Income	$(247)	$(1)
Capital Share Transactions:
Class A
Shares Issued	6,249	8,226
Reinvestment of Distributions	97	178
Shares Redeemed	(4,297)	(9,995)
Net Increase (Decrease) in Shares Outstanding from Class A Share Transactions	2,049	(1,591)
Capital Share Transactions:
Class Y
Shares Issued	N/A	N/A
Reinvestment of Distributions	N/A	N/A
Shares Redeemed	N/A	N/A
Net Increase (Decrease) in Shares Outstanding from Class Y Share Transactions	N/A	N/A
Total Increase (Decrease) in Shares Outstanding from Share Transactions	2,049	(1,591)

N/A — Not applicable. Class B, C, H, Y and Sweep Class currently not offered.

Amounts designated as “—” are zero or have been rounded to zero

The accompanying notes are an integral part of the financial statements.

46	SEI Daily Income Trust / Semi-Annual Report / July 31, 2015

Short-Duration Government Fund		Intermediate-Duration Government Fund		GNMA Fund
2/1/15-7/31/15	2/1/14-1/31/15	2/1/15-7/31/15	2/1/14-1/31/15	2/1/15-7/31/15	2/1/14-1/31/15

$2,457	$6,416	$171	$455	$573	$1,323
(2,291)	(438)	91	(157)	(44)	6,412
(1,938)	2,577	(290)	516	(763)	(958)
(1,772)	8,555	(28)	814	(234)	6,777

(2,794)	(6,829)	(192)	(561)	(813)	(1,978)
(250)	(18)	N/A	N/A	N/A	N/A
(3,044)	(6,847)	(192)	(561)	(813)	(1,978)

239,854	280,452	5,444	5,144	18,715	39,296
2,268	5,783	163	447	633	1,607
(146,190)	(388,465)	(2,099)	(10,303)	(30,609)	(86,470)
95,932	(102,230)	3,508	(4,712)	(11,261)	(45,567)

3,311	55,715	N/A	N/A	N/A	N/A
251	21	N/A	N/A	N/A	N/A
(3,822)	(835)	N/A	N/A	N/A	N/A
(260)	54,901	N/A	N/A	N/A	N/A
95,672	(47,329)	3,508	(4,712)	(11,261)	(45,567)
90,856	(45,621)	3,288	(4,459)	(12,308)	(40,768)

716,118	761,739	20,254	24,713	117,904	158,672
$806,974	$716,118	$23,542	$20,254	$105,596	$117,904
$8	$595	$(9)	$12	$(243)	$(3)

22,844	26,686	469	444	1,721	3,675
216	550	14	38	58	151
(13,916)	(36,956)	(180)	(887)	(2,820)	(8,150)
9,144	(9,720)	303	(405)	(1,041)	(4,324)

315	5,293	N/A	N/A	N/A	N/A
24	2	N/A	N/A	N/A	N/A
(364)	(79)	N/A	N/A	N/A	N/A
(25)	5,216	N/A	N/A	N/A	N/A
9,119	(4,504)	303	(405)	(1,041)	(4,324)

SEI Daily Income Trust / Semi-Annual Report / July 31, 2015	47

Financial Highlights

For the six months ended July 31, 2015 (Unaudited) and for the years ending January 31,

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Securities	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains		Total Dividends		Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Money Market Fund
Class A
2015@	$1.00	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.01%	$153,132	0.18	%(2)	0.64%	0.02%
2015	1.00	—	—	—	—	(1)	—		—	(1)	1.00	0.01	147,279	0.15	(2)	0.66	0.01
2014	1.00	—	—	—	—	(1)	—		—	(1)	1.00	0.02	169,555	0.17	(2)	0.67	0.02
2013	1.00	—	—	—	—	(1)	—	(1)	—	(1)	1.00	0.09	255,063	0.18		0.68	0.09
2012	1.00	—	—	—	—	(1)	—		—	(1)	1.00	0.06	146,460	0.18		0.68	0.06
2011	1.00	—	—	—	—	(1)	—	(1)	—	(1)	1.00	0.14	214,779	0.18		0.68	0.14
Class B
2015@	$1.00	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.00%	$70,901	0.19	%(2)	0.69%	0.01%
2015	1.00	—	—	—	—	(1)	—		—	(1)	1.00	0.01	69,717	0.15	(2)	0.71	0.01
2014	1.00	—	—	—	—	(1)	—		—	(1)	1.00	0.01	54,654	0.18	(2)	0.73	0.01
2013	1.00	—	—	—	—	(1)	—	(1)	—	(1)	1.00	0.01	60,069	0.26	(2)	0.73	0.01
2012	1.00	—	—	—	—	(1)	—		—	(1)	1.00	0.01	73,035	0.23	(2)	0.73	0.01
2011	1.00	—	—	—	—	(1)	—	(1)	—	(1)	1.00	0.01	39,352	0.30	(2)	0.80	0.01
Class C
2015@	$1.00	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.00%	$22,332	0.19	%(2)	0.89%	0.01%
2015	1.00	—	—	—	—	(1)	—		—	(1)	1.00	0.01	22,629	0.15	(2)	0.91	0.01
2014	1.00	—	—	—	—	(1)	—		—	(1)	1.00	0.01	25,428	0.18	(2)	0.93	0.01
2013	1.00	—	—	—	—	(1)	—	(1)	—	(1)	1.00	0.01	32,314	0.26	(2)	0.93	0.01
2012	1.00	—	—	—	—	(1)	—		—	(1)	1.00	0.01	33,110	0.23	(2)	0.93	0.01
2011	1.00	—	—	—	—	(1)	—	(1)	—	(1)	1.00	0.01	52,876	0.30	(2)	0.80	0.01
Sweep Class
2015@	$1.00	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.00%	$21,698	0.19	%(2)	1.14%	0.01%
2015	1.00	—	—	—	—	(1)	—		—	(1)	1.00	0.01	23,835	0.15	(2)	1.16	0.01
2014	1.00	—	—	—	—	(1)	—		—	(1)	1.00	0.01	21,494	0.18	(2)	1.18	0.01
2013	1.00	—	—	—	—	(1)	—	(1)	—	(1)	1.00	0.01	19,972	0.26	(2)	1.18	0.01
2012	1.00	—	—	—	—	(1)	—		—	(1)	1.00	0.01	22,701	0.23	(2)	1.18	0.01
2011	1.00	—	—	—	—	(1)	—	(1)	—	(1)	1.00	0.01	26,603	0.31		0.81	0.01
Government Fund
Class A
2015@	$1.00	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.01%	$1,904,020	0.09	%(2)	0.58%	0.02%
2015	1.00	—	—	—	—	(1)	—		—	(1)	1.00	0.02	1,788,290	0.07	(2)	0.58	0.02
2014	1.00	—	—	—	—	(1)	—		—	(1)	1.00	0.02	1,523,561	0.09	(2)	0.58	0.02
2013	1.00	—	—	—	—	(1)	—		—	(1)	1.00	0.02	1,292,334	0.16	(2)	0.59	0.02
2012	1.00	—	—	—	—	(1)	—		—	(1)	1.00	0.05	1,054,551	0.10	(2)	0.59	0.05
2011	1.00	—	—	—	—	(1)	—		—	(1)	1.00	0.05	633,160	0.17	(2)	0.59	0.05
Class B
2015@	$1.00	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.01%	$120,911	0.09	%(2)	0.63%	0.02%
2015	1.00	—	—	—	—	(1)	—		—	(1)	1.00	0.02	119,425	0.07	(2)	0.63	0.02
2014	1.00	—	—	—	—	(1)	—		—	(1)	1.00	0.02	146,938	0.09	(2)	0.63	0.02
2013	1.00	—	—	—	—	(1)	—		—	(1)	1.00	0.02	133,693	0.16	(2)	0.64	0.02
2012	1.00	—	—	—	—	(1)	—		—	(1)	1.00	0.05	120,664	0.09	(2)	0.64	0.05
2011	1.00	—	—	—	—	(1)	—		—	(1)	1.00	0.05	334,209	0.16	(2)	0.64	0.05
Class C
2015@	$1.00	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.01%	$2,226	0.09	%(2)	0.83%	0.02%
2015	1.00	—	—	—	—	(1)	—		—	(1)	1.00	0.02	5,795	0.07	(2)	0.83	0.02
2014	1.00	—	—	—	—	(1)	—		—	(1)	1.00	0.02	10,255	0.09	(2)	0.83	0.02
2013	1.00	—	—	—	—	(1)	—		—	(1)	1.00	0.02	12,552	0.16	(2)	0.84	0.02
2012	1.00	—	—	—	—	(1)	—		—	(1)	1.00	0.05	8,036	0.10	(2)	0.84	0.05
2011	1.00	—	—	—	—	(1)	—		—	(1)	1.00	0.05	55,406	0.17	(2)	0.84	0.05
Sweep Class
2015@	$1.00	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.01%	$42,612	0.09	%(2)	1.08%	0.02%
2015	1.00	—	—	—	—	(1)	—		—	(1)	1.00	0.02	55,607	0.08	(2)	1.08	0.02
2014	1.00	—	—	—	—	(1)	—		—	(1)	1.00	0.02	110,552	0.09	(2)	1.08	0.02
2013	1.00	—	—	—	—	(1)	—		—	(1)	1.00	0.02	35,137	0.16	(2)	1.09	0.02
2012	1.00	—	—	—	—	(1)	—		—	(1)	1.00	0.05	27,234	0.09	(2)	1.09	0.05
2011	1.00	—	—	—	—	(1)	—		—	(1)	1.00	0.05	25,158	0.16	(2)	1.09	0.05
Amounts designated as ‘‘—’’ are zero or have been rounded to zero.

@	For the six month period ended July 31, 2015. All ratios for the period have been annualized.
(1)	Amount represents less than $0.01 per share.
(2)	The Distributor and/or Administrator have voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund’s average daily net assets of the share class. Had these waivers expense been excluded the ratio would have been at the expense ratio cap figure. See Note 3 for expense ratio cap figure.
*	Per share calculations were performed using average shares.
†	Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

48	SEI Daily Income Trust / Semi-Annual Report / July 31, 2015

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Securities	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains		Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Government II Fund
Class A
2015@	$1.00	$—	$—	$—	$—	(1)	$—		$1.00	0.00%	$1,054,018	0.09	%(2)	0.53%	0.01%
2015	1.00	—	—	—	—	(1)	—		1.00	0.01	1,152,698	0.08	(2)	0.53	0.01
2014	1.00	—	—	—	—	(1)	—		1.00	0.01	1,246,262	0.09	(2)	0.53	0.01
2013	1.00	—	—	—	—	(1)	—	(1)	1.00	0.01	1,237,205	0.12	(2)	0.54	0.01
2012	1.00	—	—	—	—	(1)	—		1.00	0.01	1,308,018	0.09	(2)	0.54	0.01
2011	1.00	—	—	—	—	(1)	—		1.00	0.01	1,233,569	0.16	(2)	0.54	0.01
Class B
2015@	$1.00	$—	$—	$—	$—	(1)	$—		$1.00	0.00%	$143,361	0.09	%(2)	0.58%	0.01%
2015	1.00	—	—	—	—	(1)	—		1.00	0.01	172,762	0.08	(2)	0.58	0.01
2014	1.00	—	—	—	—	(1)	—		1.00	0.01	173,727	0.09	(2)	0.58	0.01
2013	1.00	—	—	—	—	(1)	—	(1)	1.00	0.01	204,630	0.12	(2)	0.59	0.01
2012	1.00	—	—	—	—	(1)	—		1.00	0.01	166,481	0.09	(2)	0.59	0.01
2011	1.00	—	—	—	—	(1)	—		1.00	0.01	119,864	0.16	(2)	0.59	0.01
Class C
2015@	$1.00	$—	$—	$—	$—	(1)	$—		$1.00	0.00%	$18,590	0.09	%(2)	0.78%	0.01%
2015	1.00	—	—	—	—	(1)	—		1.00	0.01	16,658	0.08	(2)	0.78	0.01
2014	1.00	—	—	—	—	(1)	—		1.00	0.01	20,831	0.09	(2)	0.78	0.01
2013	1.00	—	—	—	—	(1)	—	(1)	1.00	0.01	9,122	0.12	(2)	0.79	0.01
2012	1.00	—	—	—	—	(1)	—		1.00	0.01	5,408	0.10	(2)	0.79	0.01
2011	1.00	—	—	—	—	(1)	—		1.00	0.01	9,460	0.16	(2)	0.79	0.01
Prime Obligation Fund
Class A
2015@	$1.00	$—	$—	$—	$—	(1)	$—		$1.00	0.01%	$4,906,693	0.19	%(2)	0.53%	0.01%
2015	1.00	—	—	—	—	(1)	—		1.00	0.01	5,291,311	0.16	(2)	0.53	0.01
2014	1.00	—	—	—	—	(1)	—		1.00	0.01	4,208,216	0.17	(2)	0.53	0.01
2013	1.00	—	—	—	—	(1)	—		1.00	0.07	3,714,719	0.20	(2)	0.54	0.07
2012	1.00	—	—	—	—	(1)	—		1.00	0.04	4,107,485	0.20	(2)	0.54	0.04
2011	1.00	—	—	—	—	(1)	—		1.00	0.11	3,144,153	0.20	(2)	0.54	0.12
Class B
2015@	$1.00	$—	$—	$—	$—	(1)	$—		$1.00	0.00%	$75,512	0.19	%(2)	0.58%	0.01%
2015	1.00	—	—	—	—	(1)	—		1.00	0.01	83,497	0.16	(2)	0.58	0.01
2014	1.00	—	—	—	—	(1)	—		1.00	0.01	91,828	0.18	(2)	0.58	0.01
2013	1.00	—	—	—	—	(1)	—		1.00	0.01	119,581	0.26	(2)	0.59	0.01
2012	1.00	—	—	—	—	(1)	—		1.00	0.01	135,978	0.23	(2)	0.59	0.01
2011	1.00	—	—	—	—	(1)	—		1.00	0.01	135,319	0.31	(2)	0.59	0.01
Class C
2015@	$1.00	$—	$—	$—	$—	(1)	$—		$1.00	0.00%	$7,931	0.19	%(2)	0.78%	0.01%
2015	1.00	—	—	—	—	(1)	—		1.00	0.01	22,711	0.16	(2)	0.78	0.01
2014	1.00	—	—	—	—	(1)	—		1.00	0.01	17,747	0.18	(2)	0.78	0.01
2013	1.00	—	—	—	—	(1)	—		1.00	0.01	34,102	0.26	(2)	0.79	0.01
2012	1.00	—	—	—	—	(1)	—		1.00	0.01	42,051	0.23	(2)	0.79	0.01
2011	1.00	—	—	—	—	(1)	—		1.00	0.01	56,037	0.30	(2)	0.79	0.01
Class H
2015@	$1.00	$—	$—	$—	$—	(1)	$—		$1.00	0.00%	$18,332	0.19	%(2)	0.71%	0.01%
2015	1.00	—	—	—	—	(1)	—		1.00	0.01	20,016	0.16	(2)	0.71	0.01
2014	1.00	—	—	—	—	(1)	—		1.00	0.01	20,801	0.18	(2)	0.71	0.01
2013	1.00	—	—	—	—	(1)	—		1.00	0.01	25,429	0.26	(2)	0.72	0.01
2012	1.00	—	—	—	—	(1)	—		1.00	0.01	25,646	0.23	(2)	0.72	0.01
2011	1.00	—	—	—	—	(1)	—		1.00	0.01	24,405	0.30	(2)	0.72	0.01
Sweep Class
2015@	$1.00	$—	$—	$—	$—	(1)	$—		$1.00	0.00%	$3,293	0.19	%(2)	1.03%	0.01%
2015	1.00	—	—	—	—	(1)	—		1.00	0.01	4,126	0.16	(2)	1.03	0.01
2014	1.00	—	—	—	—	(1)	—		1.00	0.01	3,990	0.18	(2)	1.03	0.01
2013	1.00	—	—	—	—	(1)	—		1.00	0.01	3,169	0.26	(2)	1.04	0.01
2012	1.00	—	—	—	—	(1)	—		1.00	0.01	4,170	0.23	(2)	1.04	0.01
2011	1.00	—	—	—	—	(1)	—		1.00	0.01	4,710	0.30	(2)	1.04	0.01

Amounts designated as ‘‘—’’ are zero or have been rounded to zero.

@	For the six month period ended July 31, 2015. All ratios for the period have been annualized.
(1)	Amount represents less than $0.01 per share.
(2)	The Distributor and/or Administrator have voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund’s average daily net assets of the share class. Had these waivers expense been excluded the ratio would have been at the expense ratio cap figure. See Note 3 for expense ratio cap figure.
*	Per share calculations were performed using average shares.
†	Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2015	49

Financial Highlights

For the six months ended July 31, 2015 (Unaudited) and for the years ending January 31,

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Securities	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains		Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Treasury Fund
Class A
2015@	$1.00	$—	$—	$—	$—	(1)	$—		$1.00	0.00%	$98,059	0.06	%(2)	0.58%	0.01%
2015	1.00	—	—	—	—	(1)	—		1.00	0.01	124,646	0.05	(2)	0.58	0.01
2014	1.00	—	—	—	—	(1)	—		1.00	0.01	46,315	0.08	(2)	0.58	0.01
2013	1.00	—	—	—	—	(1)	—		1.00	0.01	82,339	0.14	(2)	0.59	0.01
2012	1.00	—	—	—	—	(1)	—		1.00	0.01	199,520	0.08	(2)	0.59	0.01
2011	1.00	—	—	—	—	(1)	—		1.00	0.02	175,749	0.18	(2)	0.59	0.02
Class B
2015@	$1.00	$—	$—	$—	$—	(1)	$—		$1.00	0.00%	$85,902	0.06	%(2)	0.63%	0.01%
2015	1.00	—	—	—	—	(1)	—		1.00	0.01	84,632	0.05	(2)	0.63	0.01
2014	1.00	—	—	—	—	(1)	—		1.00	0.01	109,643	0.08	(2)	0.63	0.01
2013	1.00	—	—	—	—	(1)	—		1.00	0.01	108,605	0.14	(2)	0.64	0.01
2012	1.00	—	—	—	—	(1)	—		1.00	0.01	114,026	0.08	(2)	0.64	0.01
2011	1.00	—	—	—	—	(1)	—		1.00	0.01	178,769	0.19	(2)	0.64	0.01
Class C
2015@	$1.00	$—	$—	$—	$—	(1)	$—		$1.00	0.00%	$10,895	0.06	%(2)	0.83%	0.01%
2015	1.00	—	—	—	—	(1)	—		1.00	0.01	10,571	0.05	(2)	0.83	0.01
2014	1.00	—	—	—	—	(1)	—		1.00	0.01	12,254	0.08	(2)	0.83	0.01
2013	1.00	—	—	—	—	(1)	—		1.00	0.01	10,983	0.14	(2)	0.84	0.01
2012	1.00	—	—	—	—	(1)	—		1.00	0.01	6,984	0.08	(2)	0.84	0.01
2011	1.00	—	—	—	—	(1)	—		1.00	0.01	10,948	0.18	(2)	0.84	0.01
Sweep Class
2015@	$1.00	$—	$—	$—	$—	(1)	$—		$1.00	0.00%	$6,270	0.06	%(2)	1.08%	0.01%
2015	1.00	—	—	—	—	(1)	—		1.00	0.01	120,576	0.05	(2)	1.08	0.01
2014	1.00	—	—	—	—	(1)	—		1.00	0.01	126,354	0.08	(2)	1.08	0.01
2013	1.00	—	—	—	—	(1)	—		1.00	0.01	126,593	0.14	(2)	1.09	0.01
2012	1.00	—	—	—	—	(1)	—		1.00	0.01	137,336	0.08	(2)	1.09	0.01
2011	1.00	—	—	—	—	(1)	—		1.00	0.01	129,514	0.19	(2)	1.09	0.01
Treasury II Fund
Class A
2015@	$1.00	$—	$—	$—	$—	(1)	$—		$1.00	0.00%	$417,770	0.04	%(2)	0.58%	0.01%
2015	1.00	—	—	—	—	(1)	—		1.00	0.01	491,209	0.04	(2)	0.58	0.01
2014	1.00	—	—	—	—	(1)	—		1.00	0.01	440,422	0.06	(2)	0.58	0.01
2013	1.00	—	—	—	—	(1)	—	(1)	1.00	0.01	460,590	0.08	(2)	0.59	0.01
2012	1.00	—	—	—	—	(1)	—		1.00	0.01	472,352	0.05	(2)	0.59	0.01
2011	1.00	—	—	—	—	(1)	—		1.00	0.01	287,823	0.12	(2)	0.59	0.01
Class B
2015@	$1.00	$—	$—	$—	$—	(1)	$—		$1.00	0.00%	$168,064	0.04	%(2)	0.63%	0.01%
2015	1.00	—	—	—	—	(1)	—		1.00	0.01	199,889	0.04	(2)	0.63	0.01
2014	1.00	—	—	—	—	(1)	—		1.00	0.01	247,836	0.06	(2)	0.63	0.01
2013	1.00	—	—	—	—	(1)	—	(1)	1.00	0.01	330,880	0.08	(2)	0.64	0.01
2012	1.00	—	—	—	—	(1)	—		1.00	0.01	395,099	0.05	(2)	0.64	0.01
2011	1.00	—	—	—	—	(1)	—		1.00	0.01	178,037	0.12	(2)	0.64	0.01
Class C
2015@	$1.00	$—	$—	$—	$—	(1)	$—		$1.00	0.00%	$3,951	0.04	%(2)	0.83%	0.01%
2015	1.00	—	—	—	—	(1)	—		1.00	0.01	4,169	0.04	(2)	0.83	0.01
2014	1.00	—	—	—	—	(1)	—		1.00	0.01	15,446	0.06	(2)	0.83	0.01
2013	1.00	—	—	—	—	(1)	—	(1)	1.00	0.01	5,982	0.08	(2)	0.84	0.01
2012	1.00	—	—	—	—	(1)	—		1.00	0.01	5,924	0.05	(2)	0.84	0.01
2011	1.00	—	—	—	—	(1)	—		1.00	0.01	6,183	0.12	(2)	0.84	0.01

Amounts designated as ‘‘—’’ are zero or have been rounded to zero.

@	For the six month period ended July 31, 2015. All ratios for the period have been annualized.
(1)	Amount represents less than $0.01 per share.
(2)	The Distributor and/or Administrator have voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund’s average daily net assets of the share class. Had these waivers expense been excluded the ratio would have been at the expense ratio cap figure. See Note 3 for expense ratio cap figure.
*	Per share calculations were performed using average shares.
†	Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

50	SEI Daily Income Trust / Semi-Annual Report / July 31, 2015

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Ultra Short Duration Bond Fund
Class A
2015@	$9.33	$0.03	$—	$0.03	$(0.04)	$—	$(0.04)	$9.32	0.32%	$274,424	0.38%	0.69%	0.67%	53%
2015	9.35	0.06	—	0.06	(0.08)	—	(0.08)	9.33	0.60	255,614	0.38	0.72	0.61	106
2014	9.37	0.06	—	0.06	(0.08)	—	(0.08)	9.35	0.64	271,221	0.38	0.73	0.63	131
2013	9.26	0.08	0.13	0.21	(0.10)	—	(0.10)	9.37	2.31	241,007	0.38	0.74	0.85	197
2012	9.33	0.10	(0.05)	0.05	(0.12)	—	(0.12)	9.26	0.55	255,002	0.38	0.74	1.08	177
2011	9.24	0.13	0.12	0.25	(0.16)	—	(0.16)	9.33	2.74	465,612	0.38	0.74	1.37	78
Short-Duration Government Fund
Class A
2015@	$10.55	$0.03	$(0.06)	$(0.03)	$(0.04)	$—	$(0.04)	$10.48	(0.26)%	$752,580	0.48%	0.69%	0.66%	102%
2015	10.52	0.09	0.04	0.13	(0.10)	—	(0.10)	10.55	1.20	661,101	0.48	0.73	0.85	151
2014	10.62	0.06	(0.06)	0.00	(0.10)	—	(0.10)	10.52	(0.01)	761,739	0.48	0.73	0.56	565
2013	10.72	0.06	0.04	0.10	(0.10)	(0.10)	(0.20)	10.62	0.92	711,100	0.48	0.74	0.55	628
2012	10.59	0.09	0.17	0.26	(0.12)	(0.01)	(0.13)	10.72	2.53	739,126	0.48	0.74	0.85	712
2011	10.52	0.09	0.18	0.27	(0.14)	(0.06)	(0.20)	10.59	2.59	867,313	0.48	0.72	0.84	521
Class Y
2015@	$10.55	$0.04	$(0.06)	$(0.02)	$(0.05)	$—	$(0.05)	$10.48	(0.21)%	$54,394	0.38%	0.44%	0.76%	102%
2015(2)	10.50	0.01	0.05	0.06	(0.01)	—	(0.01)	10.55	0.54	55,017	0.38	0.46	0.97	151
Intermediate-Duration Government Fund
Class A
2015@	$11.78	$0.10	$(0.13)	$(0.03)	$(0.11)	$—	$(0.11)	$11.64	(0.25)%	$23,542	0.53%	0.78%	1.70%	40%
2015	11.63	0.28	0.16	0.44	(0.29)	—	(0.29)	11.78	3.88	20,254	0.53	0.77	2.04	121
2014	11.89	0.19	(0.21)	(0.02)	(0.24)	—	(0.24)	11.63	(0.14)	20,713	0.53	0.72	1.64	373
2013	11.91	0.16	0.03	0.19	(0.21)	—	(0.21)	11.89	1.63	37,523	0.53	0.73	1.33	740
2012	11.32	0.17	0.64	0.81	(0.22)	— (1)	(0.22)	11.91	7.22	71,458	0.53	0.74	1.47	726
2011	11.24	0.13	0.39	0.52	(0.19)	(0.25)	(0.44)	11.32	4.62	187,944	0.53	0.72	1.14	590
GNMA Fund
Class A
2015@	$10.93	$0.06	$(0.08)	$(0.02)	$(0.08)	$—	$(0.08)	$10.83	(0.18)%	$105,596	0.63%	0.69%	1.05%	409%
2015	10.50	0.11	0.49	0.60	(0.17)	—	(0.17)	10.93	5.79	117,904	0.63	0.69	1.07	758
2014	10.70	0.07	(0.09)	(0.02)	(0.18)	—	(0.18)	10.50	(0.14)	158,672	0.63	0.69	0.68	758
2013	10.91	0.09	0.13	0.22	(0.19)	(0.24)	(0.43)	10.70	1.98	304,425	0.63	0.70	0.83	867
2012	10.58	0.02	0.83	0.85	(0.13)	(0.39)	(0.52)	10.91	8.09	243,016	0.63	0.70	0.22	1,515
2011	10.28	0.13	0.49	0.62	(0.16)	(0.16)	(0.32)	10.58	6.06	334,415	0.63	0.70	1.27	1,024

Amounts designated as ‘‘—’’ are zero or have been rounded to zero.

@	For the six month period ended July 31, 2015. All ratios for the period have been annualized.
(1)	Amount represents less than $.001 per share.
(2)	Commenced operations on December 31, 2014.
*	Per share calculations were performed using average shares.
†	Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2015	51

Notes to Financial Statements (Unaudited)

July 31, 2015

1. ORGANIZATION

SEI Daily Income Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company with ten operational Funds: the Money Market, Government, Government II, Prime Obligation, Treasury and Treasury II (each a “Fund,” collectively, the “Money Market Funds”), the Ultra Short Duration Bond Class A, Short-Duration Government Class A and Y, Intermediate-Duration Government Class A and GNMA Class A (each a “Fund,” collectively, the “Fixed Income Funds”). The Trust is registered to offer: Class A shares of the Funds; Class B and Class C shares of the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds; Class H shares of the Prime Obligation Fund; and Sweep Class shares of the Money Market, Government, Prime Obligation and Treasury Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectuses provide a description of each Fund’s investment objective and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Investment securities of the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

Investment securities of the Fixed Income Funds listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on the primary exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. If available, debt securities are priced based upon valuations provided by independent third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent third-party pricing agent, the Fixed Income Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees. The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Funds’ Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of July 31, 2015, there were no fair valued securities held by the Funds.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

52	SEI Daily Income Trust / Semi-Annual Report / July 31, 2015

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended July 31, 2015, there have been no significant changes to the Trust’s fair valuation methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

For the Fixed Income Funds, amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

For the Money Market Funds, all amortization is calculated using the straight line method over the holding period of the security. Amortization of premiums and accretion of discounts are included in interest income.

Repurchase Agreements — To the extent consistent with its investment objective and strategies, securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

It is the Funds’ policy to present the repurchase agreements contracts separately on the Statements of Assets and Liabilities, as the Funds do not have a master netting agreement with the counterparty to the repurchase agreements contracts. Refer to each Fund’s Schedule of Investments for details regarding repurchase agreements contracts as of July 31, 2015, if applicable.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Fixed Income Funds utilized futures contracts during the six months ended July 31, 2015. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. The Funds chose to invest in futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

It is the Funds’ policy to present the gross variation margin payable and the gross variation margin receivable of the future contracts separately on the Statements of Assets and Liabilities, as the Funds do not have a master netting agreement with the counterparty to the futures contracts. Refer to each Fund’s Schedule of Investments for details regarding open future contracts as of July 31, 2015, if applicable. The fair value of interest rate futures contracts held in the Fixed Income Funds can be found on the Statements of Assets and Liabilities under the captions Receivable for Variation Margin and Payable for Variation Margin. Only current day’s variation margin is reported within the Statements of Assets and Liabilities. Cumulative appreciation/ depreciation of futures contracts are reported in the respective Fixed Income Funds’ Schedule of Investments. Realized gains or losses on interest rate futures contracts related to the Fixed Income Funds are recognized on the Statements of Operations as part of Net Realized Gain (Loss) on Futures Contracts and any change in unrealized appreciation or depreciation is recognized on the Statements of Operations as Net Unrealized Gain (Loss) on Futures Contracts.

Swap Agreements — To the extent consistent with its investment objective and strategies, a Fund’s investment in swap contracts is mainly used as an efficient means to take and manage risk in the portfolio, including interest rate risk, credit risk and overall yield sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign

SEI Daily Income Trust / Semi-Annual Report / July 31, 2015	53

Notes to Financial Statements (Unaudited) (Continued)

July 31, 2015

currency, or “basket” of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio, to protect a Fund’s value from changes in interest rates, or to expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. There were no outstanding swap agreements as of July 31, 2015.

Options Written/Purchased — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options contracts to add return or to hedge their existing portfolio securities. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing or writing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. There were no outstanding options contracts as of July 31, 2015.

TBA Purchase Commitments — To the extent consistent with its Investment Objective and Strategies, a Fixed Income Fund may engage in “to be announced” (“TBA”) purchase commitments to purchase securities for a fixed price at a future date. TBA purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under “Security Valuation” above.

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized

54	SEI Daily Income Trust / Semi-Annual Report / July 31, 2015

by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO and CLO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO and CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO and CLO securities as a class.

The risks of an investment in a CDO and CLO depend largely on its class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs and CLOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs and CLOs, allowing a CDO and CLO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs and CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs and CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Restricted Securities — Throughout the year, the Funds owned private placement investments that were purchased through private offerings or acquired through initial public offerings that could not be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there from. In addition, the Funds had generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of those investments. These investments were valued at amortized cost, which approximates fair value, as determined in accordance with the procedures approved by the Board of Trustees. At July 31, 2015, the Funds did not own any restricted securities.

Classes — Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains on sales of securities after capital loss carryover are distributed at least annually by the Funds.

Redemption Fees — The Funds charge a redemption fee based on a redemption, or a series of redemptions from a single identifiable source that in the aggregate exceed a specified dollar threshold within any thirty day period, as presented below:

	Dollar Threshold ($ Thousands)	Redemption Fee
Ultra Short Duration Bond Fund	$10,000	0.50%
Short-Duration Government Fund	25,000	0.25%
Intermediate-Duration Government Fund	10,000	0.25%
GNMA Fund	10,000	0.25%

For the period ended July 31, 2015, the Fixed Income Funds did not retain any redemption fees. Such fees, if any, are retained by the Fixed Income Funds for the benefit of the remaining shareholders.

3. INVESTMENT ADVISORY, ADMINISTRATION, DISTRIBUTION AND CUSTODIAN AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration, Distribution and Custodian Agreements — SEI Investments Management Corporation (“SIMC”) serves as each Fund’s investment adviser (the “Adviser”) and “manager of managers” under an investment advisory agreement approved by the shareholders of each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Global Funds Services (the “Administrator”) provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) and a registered broker-dealer, acts as the Distributor of the shares of the Trust under a Distribution Agreement. The Trust also has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. Specific classes of certain funds have also adopted distribution plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2015	55

Notes to Financial Statements (Unaudited) (Continued)

July 31, 2015

Such plans provide fees payable to the Distributor up to the amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level.

The waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time. In addition, some Funds may participate in a commission recapture program where the Funds’ trades may be executed through the Funds’ distributor, and a portion of the commissions paid on those trades are then used to pay the Funds’ expenses.

The following is a summary of annual fees payable to the Adviser, Administrator and Distributor and the voluntary expense limitations for each fund:

	Advisory Fees		Administration Fees		Shareholder Servicing Fees	Administrative Service Fees	Distribution Fees*	Voluntary Expense Limitations
Money Market Fund
Class A	0.07%		0.30	%(6)	0.25%	—		0.18	%(1)
Class B	0.07%		0.30	%(6)	0.25%	0.05%	—	0.48	%(1)
Class C	0.07%		0.30	%(6)	0.25%	0.25%	—	0.68	%(1)
Sweep Class	0.07%		0.30	%(6)	0.25%	—	0.50%	0.93	%(1)
Government Fund
Class A	0.07%		0.24%		0.25%	—	—	0.20	%(3)
Class B	0.07%		0.24%		0.25%	0.05%	—	0.50	%(3)
Class C	0.07%		0.24%		0.25%	0.25%	—	0.70	%(3)
Sweep Class	0.07%		0.24%		0.25%	—	0.50%	0.95	%(1)
Government II Fund
Class A	0.07%		0.19%		0.25%	—	—	0.20	%(2)
Class B	0.07%		0.19%		0.25%	0.05%	—	0.50	%(2)
Class C	0.07%		0.19%		0.25%	0.25%	—	0.70	%(2)
Prime Obligation Fund
Class A	0.07%		0.19%		0.25%	—	—	0.20	%(2)
Class B	0.07%		0.19%		0.25%	0.05%	—	0.50	%(2)
Class C	0.07%		0.19%		0.25%	0.25%	—	0.70	%(2)
Class H	0.07%		0.19%		0.25%	0.18%	—	0.63	%(1)
Sweep Class	0.07%		0.19%		0.25%	—	0.50%	0.95	%(1)
Treasury Fund
Class A	0.07%		0.24%		0.25%	—	—	0.20	%(2)
Class B	0.07%		0.24%		0.25%	0.05%	—	0.50	%(2)
Class C	0.07%		0.24%		0.25%	0.25%	—	0.70	%(2)
Sweep Class	0.07%		0.24%		0.25%	—	0.50%	0.95	%(1)
Treasury II Fund
Class A	0.07%		0.24%		0.25%	—	—	0.20	%(2)
Class B	0.07%		0.24%		0.25%	0.05%	—	0.50	%(2)
Class C	0.07%		0.24%		0.25%	0.25%	—	0.70	%(2)
Ultra Short Duration Bond Fund
Class A	0.10	%(4)	0.30	%(6)	0.25%	—	—	0.38	%(1)
Short-Duration Government Fund
Class A	0.09	%(5)	0.30	%(6)	0.25%	—	—	0.48	%(1)
Class Y	0.09	%(5)	0.30	%(6)	—	—	—	0.38	%(1)
Intermediate-Duration Government Fund
Class A	0.09	%(5)	0.30	%(6)	0.25%	—	—	0.53	%(1)
GNMA Fund
Class A	0.09	%(5)	0.30	%(6)	0.25%	—	—	0.63	%(1)

(1)	Represents a voluntary cap that may be discontinued at any time.
(2)	Represents a contractual cap effective through January 31, 2016, to be changed only by board approval.
(3)	Represents a contractual cap of .25%, .55%, and .75% of Class A, B, and C, respectively, effective through January 31, 2016, to be changed only by Board approval. In addition, management has voluntarily waived fees to a cap of .20%, .50%, and .70% of Class A, B, and C, respectively, that may be discontinued at any time.
(4)	The Adviser receives an annual fee equal to .10% on the first $500 million of net assets, .075% of net assets between $500 million and $1 billion and .05% on the net assets in excess of $1 billion for the Ultra Short Duration Bond Fund. The fee is calculated based on the net assets of the Ultra Short Duration Bond Fund.
(5)	The Adviser receives an annual fee equal to .10% on the first $500 million of net assets, .075% of net assets between $500 million and $1 billion and .05% on the net assets in excess of $1 billion for the Short-Duration Government, Intermediate-Duration Government and GNMA Funds. The fee is a blended percentage and is calculated based on the combined assets of these Funds.
(6)	Prior October 1, 2014, the Administrator fee was 0.33% for the Money Market Fund and 0.35 for the Ultra Short Duration Bond Fund, Short-Duration Government Fund, Intermidate-Duration Government Fund and GNMA Fund.

*	These payments are characterized as “compensation” and are not directly tied to expenses incurred by the Distributor. The payments the Distributor receives during any year may therefore be higher or lower than its actual expenses. These payments may be used to compensate sweep class shareholders who provide distribution-related services to their customers.

56	SEI Daily Income Trust / Semi-Annual Report / July 31, 2015

The Distributor has voluntarily waived all or a portion of the shareholder servicing fees for Class A of each fund, except for the GNMA Fund, since inception of the plan. Such waivers are voluntary and may be discontinued at any time. For Classes B, C, and H, the shareholder servicing fees and the administrative service fees are shown combined as “Administrative & Shareholder Servicing Fees” in the Statements of Operations. The Administrator and Distributor have voluntarily agreed to waive and reduce their fee and/or reimburse certain expenses of the Money Market Funds in order to limit the one-day net income yield of the Funds to not less than 0.01% of the Funds’ average daily net assets. The following table shows the waivers by class for the period ended July 31, 2015 ($ Thousands):

	Administrative & Shareholder Servicing Fee Waiver	Administrative Fee Waiver
Money Market Fund
Class A	$—	$1
Class B	95	1
Class C	58	—
Sweep Class	83	—
Government Fund
Class A	—	948
Class B	185	66
Class C	13	3
Sweep Class	164	23
Government II Fund
Class A	—	569
Class B	214	79
Class C	41	9
Prime Obligation Fund
Class A	—	320
Class B	123	5
Class C	44	1
Class H	40	—
Sweep Class	13	1
Treasury Fund
Class A	—	78
Class B	126	58
Class C	26	7
Sweep Class	441	81
Treasury II Fund
Class A	—	347
Class B	259	140
Class C	10	3

Pursuant to the “manager of managers” structure, the Board of Trustees approved BofA Advisors, LLC (formerly Columbia Management Advisors, LLC) as sub-adviser to the Money Market Funds, Logan Circle Partners, L.P., and Wellington Management Company, LLP serve as a sub-adviser to the Ultra Short Duration Bond Fund and Wellington Management Company, LLP (“Wellington LLP”) serves as sub-adviser to the Fixed Income Funds. Each sub-adviser is party to an investment sub-advisory agreement with the Advisor. For its services to the Funds, the sub-advisers are entitled to receive a fee paid directly by the Adviser.

U.S. Bank, N.A. serves as the custodian of the Funds. The custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

Other — Certain officers and Trustees of the Trust are also officers and/or Trustees of the Administrator, Adviser, or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator, Adviser and/or the Distributor pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, Sub-Advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board of Trustees.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. For the period ended July 31, 2015, the Trust has not participated in the Program.

4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, for the six month period ended July 31, 2015, were as follows for the Fixed Income Funds:

	Ultra Short Duration Bond Fund ($ Thousands)	Short- Duration Government Fund ($ Thousands)	Intermediate- Duration Government Fund ($ Thousands)	GMNA Fund ($ Thousands)
Purchases
U.S. Government	$65,330	$790,227	$10,261	$426,505
Other	48,703	—	—	—
Sales
U.S. Government	50,519	682,808	7,107	430,682
Other	42,722	120	21	33

5. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2015	57

Notes to Financial Statements (Unaudited) (Continued)

July 31, 2015

Reclassification of Components of Net Assets — The timing and characterization of certain income and capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature.

To the extent these differences are permanent, they are charged or credited to Paid-in Capital, undistributed net investment income, or accumulated net realized gain, as appropriate, in the periods that the differences arise.

Accordingly, the following permanent differences, primarily attributable to different treatment for gains and losses on paydowns of mortgage and asset-backed securities for tax purposes, distribution reclassification, expiration of capital losses and non-deductible excise tax have been reclassified to/from the following accounts as of January 31, 2015:

	Paid-in- Capital ($ Thousands)	Undistributed Net Investment Income ($ Thousands)	Accumulated Net Realized Gain (Loss) ($ Thousands)
Government II Fund	$—	$2	$(2)
Prime Obligation Fund	(1)	1	—
Treasury II Fund	—	4	(4)
Ultra Short Duration Bond Fund	(1,717)	501	1,216
Short-Duration Government Fund	—	449	(449)
Intermediate-Duration Government Fund	(2)	48	(46)
GNMA Fund	—	656	(656)

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions during the last two fiscal years was as follows:

		Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Total ($ Thousands)
Money Market Fund	2015	$28	$—	$28
	2014	66	—	66
Government Fund	2015	378	—	378
	2014	320	—	320
Government II Fund	2015	128	—	128
	2014	129	—	129
Prime Obligation Fund	2015	496	—	496
	2014	508	—	508
Treasury Fund	2015	37	—	37
	2014	31	—	31
Treasury II Fund	2015	71	—	71
	2014	73	—	73
Ultra Short Duration Bond Fund	2015	2,129	—	2,129
	2014	2,035	—	2,035
Short-Duration Government Fund	2015	6,847	—	6,847
	2014	6,916	—	6,916
Intermediate-Duration Government Fund	2015	561	—	561
	2014	643	—	643
GNMA Fund	2015	1,978	—	1,978
	2014	3,835	—	3,835

As of January 31, 2015, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post-October Losses ($ Thousands)	Other Temporary Differences ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Total Earnings/ (Accumulated Losses) ($ Thousands)
Money Market Fund	$4	$—	$—	$—	$(2)	$—	$2
Government Fund	33	—	(31)	—	(33)	—	(31)
Government II Fund	9	—	—	—	(12)	—	(3)
Prime Obligation Fund	46	—	(50)	—	(46)	—	(50)
Treasury Fund	3	—	—	—	(3)	—	—
Treasury II Fund	20	—	—	—	(6)	—	14
Ultra Short Duration Bond Fund	172	—	(21,294)	(257)	(25)	(757)	(22,161)
Short-Duration Government Fund	1,088	—	(5,511)	(103)	(931)	8,367	2,910
Intermediate-Duration Government Fund	47	—	(1,273)	—	(252)	808	(670)
GNMA Fund	137	720	—	—	(188)	3,748	4,417

58	SEI Daily Income Trust / Semi-Annual Report / July 31, 2015

At January 31, 2015, the following Funds had capital loss carryforwards to offset future realized capital gains:

	Amount ($ Thousands)	Expiration
Government Fund	$31	1/31/16
Prime Obligation Fund	50	1/31/17
Ultra Short Duration Bond Fund	296	1/31/16
	181	1/31/17
	3,642	1/31/18
	11,895	1/31/19

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. It is the Funds’ intent that they will not distribute any realized gain distributions until the carryforwards have been offset or expired.

During the fiscal year ended January 31, 2015, the Prime Obligation Fund, Treasury Fund, Government Fund, Intermediate-Duration and GNMA Fund utilized $6,484, $5010, $1,497,$106,993 and $4,869, respectively, of capital loss carryforwards to offset capital gains.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Losses carried forward under these new provisions are as follows ($ Thousands):

	Short-Term Loss	Long-Term Loss	Total*
Ultra Short Duration Bond Fund	$—	$5,280	$5,280
Short-Duration Government Fund	2,026	3,485	5,511
Intermediate-Duration Government Fund	1,045	228	1,273

*	This table should be used in conjunction with the capital loss carryforwards table.

During the six month period ended July 31, 2015, the Money Market Funds’ cost of securities for Federal income tax purposes approximates the cost located in the Statements of Assets and Liabilities.

For Federal income tax purposes, the cost of securities owned at July 31, 2015, and net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fixed Income Funds at July 31, 2015, were as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Ultra Short Duration Bond Fund	$279,235	$384	$(1,119)	$(735)
Short-Duration Government Fund	895,519	6,885	(215)	6,670
Intermediate-Duration Government Fund	25,576	500	(12)	488
GNMA Fund	149,070	3,201	(160)	3,041

Management has analyzed the Funds’ tax positions taken on the federal tax returns for all open tax years and has concluded that as of July 31, 2015, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal income and excise tax returns are subject to examination by the IRS for all open tax years under the applicable Statute of Limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. INVESTMENT RISKS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty to the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claim is considered remote.

7. NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (NAV) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

8. REGULATORY MATTERS

On July 23, 2014, the SEC adopted amendments to the rules that govern money market mutual funds. In part, the amendments will require structural changes to most types of money market funds to one extent or another; however, the SEC provided for an extended 2-year transition period to comply with such structural requirements. At this time, management is evaluating the reforms adopted and the manner for implementing these reforms over time and its impact on the financial statements.

9. SUBSEQUENT EVENTS

The Trust, on behalf of the Funds, has evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2015	59

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund‘s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 2/1/15	Ending Account Value 7/31/15	Annualized Expense Ratios	Expenses Paid During Period*
Money Market Fund
Actual Fund Return
Class A	$1,000.00	$1,000.10	0.18%	$0.89
Class B	1,000.00	1,000.00	0.19	0.94
Class C	1,000.00	1,000.00	0.19	0.94
Sweep Class	1,000.00	1,000.00	0.19	0.94
Hypothetical 5% Return
Class A	$1,000.00	$1,023.90	0.18%	$0.90
Class B	1,000.00	1,023.85	0.19	0.95
Class C	1,000.00	1,023.85	0.19	0.95
Sweep Class	1,000.00	1,023.85	0.19	0.95
Government Fund
Actual Fund Return
Class A	$1,000.00	$1,000.10	0.09%	$0.45
Class B	1,000.00	1,000.10	0.09	0.45
Class C	1,000.00	1,000.10	0.09	0.45
Sweep Class	1,000.00	1,000.10	0.09	0.45
Hypothetical 5% Return
Class A	$1,000.00	$1,024.35	0.09%	$0.45
Class B	1,000.00	1,024.35	0.09	0.45
Class C	1,000.00	1,024.35	0.09	0.45
Sweep Class	1,000.00	1,024.35	0.09	0.45

	Beginning Account Value 2/1/15	Ending Account Value 7/31/15	Annualized Expense Ratios	Expenses Paid During Period*
Government II Fund
Actual Fund Return
Class A	$1,000.00	$1,000.00	0.09%	$0.45
Class B	1,000.00	1,000.00	0.09	0.45
Class C	1,000.00	1,000.00	0.09	0.45
Hypothetical 5% Return
Class A	$1,000.00	$1,024.35	0.09%	$0.45
Class B	1,000.00	1,024.35	0.09	0.45
Class C	1,000.00	1,024.35	0.09	0.45
Prime Obligation Fund
Actual Fund Return
Class A	$1,000.00	$1,000.10	0.19%	$0.94
Class B	1,000.00	1,000.00	0.19	0.94
Class C	1,000.00	1,000.00	0.19	0.94
Class H	1,000.00	1,000.00	0.19	0.94
Sweep Class	1,000.00	1,000.00	0.19	0.94
Hypothetical 5% Return
Class A	$1,000.00	$1,023.85	0.19%	$0.95
Class B	1,000.00	1,023.85	0.19	0.95
Class C	1,000.00	1,023.85	0.19	0.95
Class H	1,000.00	1,023.85	0.19	0.95
Sweep Class	1,000.00	1,023.85	0.19	0.95

60	SEI Daily Income Trust / Semi-Annual Report / July 31, 2015

	Beginning Account Value 2/1/15	Ending Account Value 7/31/15	Annualized Expense Ratios	Expenses Paid During Period*
Treasury Fund
Actual Fund Return
Class A	$1,000.00	$1,000.00	0.06%	$0.30
Class B	1,000.00	1,000.00	0.06	0.30
Class C	1,000.00	1,000.00	0.06	0.30
Sweep Class	1,000.00	1,000.00	0.06	0.30
Hypothetical 5% Return
Class A	$1,000.00	$1024.50	0.06%	$0.30
Class B	1,000.00	1,024.50	0.06	0.30
Class C	1,000.00	1,024.50	0.06	0.30
Sweep Class	1,000.00	1,024.50	0.06	0.30
Treasury II Fund
Actual Fund Return
Class A	$1,000.00	$1,000.00	0.04%	$0.20
Class B	1,000.00	1,000.00	0.04	0.20
Class C	1,000.00	1,000.00	0.04	0.20
Hypothetical 5% Return
Class A	$1,000.00	$1,024.60	0.04%	$0.20
Class B	1,000.00	1,024.60	0.04	0.20
Class C	1,000.00	1,024.60	0.04	0.20
Ultra Short Duration Bond Fund
Actual Fund Return
Class A	$1,000.00	$1,003.20	0.38%	$1.89
Hypothetical 5% Return
Class A	$1,000.00	$1,022.91	0.38%	$1.91

	Beginning Account Value 2/1/15	Ending Account Value 7/31/15	Annualized Expense Ratios	Expenses Paid During Period*
Short-Duration Government Fund
Actual Fund Return
Class A	$1,000.00	$997.40	0.48%	$2.38
Class Y	$1,000.00	$997.90	0.38%	$1.88
Hypothetical 5% Return
Class A	$1,000.00	$1,022.41	0.48%	$2.41
Class Y	$1,000.00	$1,022.91	0.38%	$1.91
Intermediate-Duration Government Fund
Actual Fund Return
Class A	$1,000.00	$997.50	0.53%	$2.62
Hypothetical 5% Return
Class A	$1,000.00	$1,022.17	0.53%	$2.66
GNMA Fund
Actual Fund Return
Class A	$1,000.00	$998.20	0.63%	$3.12
Hypothetical 5% Return
Class A	$1,000.00	$1,021.67	0.63%	$3.16

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2015	61

SEI DAILY INCOME TRUST SEMI-ANNUAL REPORT JULY 31, 2015

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Arthur Ramanjulu

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David F. McCann

Vice President, Assistant Secretary

Aaron Buser

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive, P.O. Box 1100, Oaks, PA 19456

SEI-F-037 (7/15)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included in Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the 1940 Act, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Daily Income Trust

By:	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: October 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: October 1, 2015

By:	/s/ Arthur Ramanjulu
Arthur Ramanjulu, Controller & CFO

Date: October 1, 2015